1933 Act File No. 33-51247
                                                      1940 Act File No. 811-7129

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X
                                                                        -----

     Pre-Effective Amendment No.      ..................................

     Post-Effective Amendment No.   11  ................................  X
                                  ------                                -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X

     Amendment No.   12  ...............................................  X
                   ------                                               -----

                     FEDERATED MANAGED ALLOCATION PORTFOLIOS

                        (formerly, Managed Series Trust)
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,

                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) on _________________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i)

 X on JANUARY 31, 2000 pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _______________ pursuant to paragraph
    (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP

2101 L. Street, N.W.
Washington, DC  20037

   FEDERATED MANAGED ALLOCATION PORTFOLIOS

(FORMERLY, MANAGED SERIES TRUST)

     Federated Managed Income Portfolio(Formerly, Federated Managed Income Fund)

     Federated Managed Conservative Growth Portfolio(Formerly, Federated Managed Growth and Income Fund)

     Federated Managed Moderate Growth Portfolio(Formerly, Federated Managed Growth Fund)

     Federated Managed Growth Portfolio(Formerly, Federated Managed Aggressive Growth Fund)

INSTITUTIONAL SHARES

   As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                            CONTENTS
                                            [To be filed by amendment.]

   JANUARY 31, 2000

RISK/RETURN SUMMARY

   WHAT IS EACH FUND'S INVESTMENT OBJECTIVE?

FUND                                          OBJECTIVE
Federated Managed Income Portfolio ("FMIP")   To seek total return with an
                                              emphasis on income and potential
                                              for capital appreciation

Federated Managed Conservative Growth         To seek total return with an
Portfolio ("FMCGP")                           emphasis on income and capital
                                              appreciation

Federated Managed Moderate Growth Portfolio   To seek capital appreciation with
("FMMGP")                                     income as a secondary objective

Federated Managed Growth Portfolio ("FMGP")   To seek capital appreciation


While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment strategies and policies described in this prospectus.

   WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

The Funds invest in diversified portfolios which are allocated among several categories of equity and fixed income securities. The Adviser manages the Funds based on the view that the investment performance of each Fund's portfolio over the long term depends primarily on the fact that the portfolio consists of securities from multiple categories. Of secondary importance to each Fund's performance is allocation of the portfolio among asset categories in response to market conditions and the selection of securities within asset categories. Therefore, each Fund pursues its investment objective in the following manner:

o by setting long-term ranges for each Fund's portfolio investments in each asset category; o by allocating each Fund's portfolio among asset categories within those defined ranges; and o by actively selecting securities within each of the asset categories.

The Funds will each allocate their portfolios within the following ranges of equity and fixed income securities: FMIP, 5%-25% equity and 75%-95% fixed income; FMGP, 30%-50% equity and 50%-70% fixed income; FMMGP, 50%-70% equity and 30%-50% fixed income; and FMGP, 70%-90% equity and 10%-30% fixed income. The Funds will further allocate portfolios among the following asset categories, in such proportions as the Adviser from time-to-time determines, consistent with the long-term ranges set by it: a Fund's equity portfolio will be allocated among large company stocks, small company stocks and foreign stocks; and a Fund's fixed income portfolio will be allocated among U.S. government securities, mortgage-backed securities, investment grade corporate debt, non-investment grade corporate debt ("junk bonds") and foreign fixed income securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Funds. The primary factors that may reduce the Funds' returns include:

        OSTOCK MARKET RISKS. The value of equity securities in a Fund's portfolio will fluctuate and, as a result, a Fund's share price may decline suddenly or over a sustained period.

     OINTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.

OCREDIT RISKS. There is a possibility that issuers of securities in which a Fund may invest may default in the payment of interest or principal on the securities when due, which could cause a Fund to lose money.

OCURRENCY RISKS. Exchange rates for currencies fluctuate daily. The combination of currency risk and interest rate risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

OCALL RISKS AND PREPAYMENT RISKS. An issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. When interest rates decline, unscheduled prepayments of principal could accelerate and require a Fund to reinvest the proceeds of the prepayments at lower interest rates.

OSECTOR RISKS. Because the Funds may allocate relatively more assets to certain industry sectors than to others, the Funds' performance may be more susceptible to any developments which affect those sectors emphasized by the Funds.

OLIQUIDITY RISKS. Certain of the securities in which the Funds invest may be less readily marketable and may be subject to greater fluctuation in price than other securities. ORISKS RELATED TO COMPANY SIZE. The smaller the capitalization of a company, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven records and are more likely to fail than companies with larger market capitalizations.

ORISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES. Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities.

ORISKS OF FOREIGN INVESTING. Because the Funds invest in securities issued by foreign companies, the Funds' share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing
standards than would otherwise be the case.            Shares offered by this
prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

RISK/RETURN BAR CHARTS AND TABLES

   INCOME PORTFOLIO

THE GRAPHIC PRESENTATION DISPLAYED HERE CONSISTS OF A BAR CHART REPRESENTING THE ANNUAL TOTAL RETURNS OF INSTITUTIONAL SHARES AS OF THE CALENDAR YEAR-END FOR EACH OF FOUR YEARS.

THE `Y' AXIS REFLECTS THE "% TOTAL RETURN" BEGINNING WITH "0.00%" AND INCREASING IN INCREMENTS OF 2.00% UP TO 16.00%.

THE `X' AXIS REPRESENTS CALCULATION PERIODS FROM THE EARLIEST FIRST FULL CALENDAR YEAR-END OF THE INSTITUTIONAL SHARES START OF BUSINESS THROUGH THE CALENDAR YEAR ENDED DECEMBER 31, 1998. THE LIGHT GRAY SHADED CHART FEATURES FOUR DISTINCT VERTICAL BARS, EACH SHADED IN CHARCOAL, AND EACH VISUALLY REPRESENTING BY HEIGHT THE TOTAL RETURN PERCENTAGES FOR THE CALENDAR YEAR STATED DIRECTLY AT ITS BASE. THE CALCULATED TOTAL RETURN PERCENTAGE FOR THE INSTITUTIONAL SHARES FOR EACH CALENDAR YEAR IS STATED DIRECTLY AT THE TOP OF EACH RESPECTIVE BAR, FOR THE CALENDAR YEARS 1995 THROUGH1998. THE PERCENTAGES NOTED ARE:15.69%, 5.56%, 10.49% AND 9.95%.

   THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S INSTITUTIONAL SHARES TOTAL RETURNS ON A CALENDAR YEAR-END BASIS.

THE FUND'S INSTITUTIONAL SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON NET ASSET VALUE. THE FUND'S INSTITUTIONAL SHARES TOTAL RETURN FOR THE NINE MONTH PERIOD FROM JANUARY 1, 1999 TO SEPTEMBER 30, 1999 WAS (0.81%). WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S INSTITUTIONAL SHARES HIGHEST QUARTERLY RETURN WAS 5.24% (QUARTER ENDED MARCH 31, 1995). ITS LOWEST QUARTERLY RETURN WAS (0.07%) (QUARTER ENDED MARCH 31, 1996). AVERAGE ANNUAL TOTAL RETURN TABLE The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Government/Corporate Bond Index (LBGCBI), broad-based market indexes and the Lipper Balanced Funds Average
(LBFA), an average of funds with similar investment objectives. Total returns for the indexes and average shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

CALENDAR PERIOD     INSTITUTIONAL SHARES   S&P 500      LBGCBI     LBFA
1 Year              9.95%                  28.58%       9.47%      15.09%
Start of            9.17%                  26.76%       8.98%      15.75%

Performance1

   1 THE FUND'S INSTITUTIONAL SHARES START OF PERFORMANCE DATE WAS MAY 25, 1994.

PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

   CONSERVATIVE GROWTH PORTFOLIO

THE GRAPHIC PRESENTATION DISPLAYED HERE CONSISTS OF A BAR CHART REPRESENTING THE ANNUAL TOTAL RETURNS OF INSTITUTIONAL SHARES AS OF THE CALENDAR YEAR-END FOR EACH OF FOUR YEARS.

THE `Y' AXIS REFLECTS THE "% TOTAL RETURN" BEGINNING WITH "0.00%" AND INCREASING IN INCREMENTS OF 2.00% UP TO 20.00%.

THE `X' AXIS REPRESENTS CALCULATION PERIODS FROM THE EARLIEST FIRST FULL CALENDAR YEAR-END OF THE INSTITUTIONAL SHARES START OF BUSINESS THROUGH THE CALENDAR YEAR ENDED DECEMBER 31, 1998. THE LIGHT GRAY SHADED CHART FEATURES FOUR DISTINCT VERTICAL BARS, EACH SHADED IN CHARCOAL, AND EACH VISUALLY REPRESENTING BY HEIGHT THE TOTAL RETURN PERCENTAGES FOR THE CALENDAR YEAR STATED DIRECTLY AT ITS BASE. THE CALCULATED TOTAL RETURN PERCENTAGE FOR THE INSTITUTIONAL SHARES FOR EACH CALENDAR YEAR IS STATED DIRECTLY AT THE TOP OF EACH RESPECTIVE BAR, FOR THE CALENDAR YEARS 1995 THROUGH1998. THE PERCENTAGES NOTED ARE:19.79%, 6.34%, 12.99% AND 12.43%.

   THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S INSTITUTIONAL SHARES TOTAL RETURNS ON A CALENDAR YEAR-END BASIS.

THE FUND'S INSTITUTIONAL SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON NET ASSET VALUE. THE FUND'S INSTITUTIONAL SHARES TOTAL RETURN FOR THE NINE MONTH PERIOD FROM JANUARY 1, 1999 TO SEPTEMBER 30, 1999 WAS (0.04%). WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S INSTITUTIONAL SHARES HIGHEST QUARTERLY RETURN WAS 7.16% (QUARTER ENDED DECEMBER 31, 1998). ITS LOWEST QUARTERLY RETURN WAS (2.14%) (QUARTER ENDED SEPTEMBER 30, 1998). AVERAGE ANNUAL TOTAL RETURN TABLE The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Government/Corporate Bond Index (LBGCBI), broad-based market indexes and the Lipper Balanced Funds Average (LBFA), an average of funds with similar investment objectives. Total returns for the indexes and average shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

CALENDAR PERIOD     INSTITUTIONAL SHARES   S&P 500      LBGCBI     LBFA
1 Year              12.43%                 28.58%       9.47%      15.09%
Start of            11.17%                 26.76%       8.98%      15.75%

Performance1

   1 THE FUND'S INSTITUTIONAL SHARES START OF PERFORMANCE DATE WAS MAY 25, 1994.

   PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

   MODERATE GROWTH PORTFOLIO

THE GRAPHIC PRESENTATION DISPLAYED HERE CONSISTS OF A BAR CHART REPRESENTING THE ANNUAL TOTAL RETURNS OF INSTITUTIONAL SHARES AS OF THE CALENDAR YEAR-END FOR EACH OF FOUR YEARS.

THE `Y' AXIS REFLECTS THE "% TOTAL RETURN" BEGINNING WITH "0.00%" AND INCREASING IN INCREMENTS OF 5.00% UP TO 25.00%.

THE `X' AXIS REPRESENTS CALCULATION PERIODS FROM THE EARLIEST FIRST FULL CALENDAR YEAR-END OF THE INSTITUTIONAL SHARES START OF BUSINESS THROUGH THE CALENDAR YEAR ENDED DECEMBER 31, 1998. THE LIGHT GRAY SHADED CHART FEATURES FOUR DISTINCT VERTICAL BARS, EACH SHADED IN CHARCOAL, AND EACH VISUALLY REPRESENTING BY HEIGHT THE TOTAL RETURN PERCENTAGES FOR THE CALENDAR YEAR STATED DIRECTLY AT ITS BASE. THE CALCULATED TOTAL RETURN PERCENTAGE FOR THE INSTITUTIONAL SHARES FOR EACH CALENDAR YEAR IS STATED DIRECTLY AT THE TOP OF EACH RESPECTIVE BAR, FOR THE CALENDAR YEARS 1995 THROUGH1998. THE PERCENTAGES NOTED ARE:22.26%, 10.50%, 14.29% AND 13.75%.

   THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S INSTITUTIONAL SHARES TOTAL RETURNS ON A CALENDAR YEAR-END BASIS.

THE FUND'S INSTITUTIONAL SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE
(LOAD).THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON NET ASSET VALUE. THE FUND'S INSTITUTIONAL SHARES TOTAL RETURN FOR THE NINE MONTH PERIOD FROM JANUARY 1, 1999 TO SEPTEMBER 30, 1999 WAS 2.12%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S INSTITUTIONAL SHARES HIGHEST QUARTERLY RETURN WAS 12.01% (QUARTER ENDED DECEMBER 31, 1998). ITS LOWEST QUARTERLY RETURN WAS (7.13%) (QUARTER ENDED SEPTEMBER 30, 1998). AVERAGE ANNUAL TOTAL RETURN TABLE The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Government/Corporate Bond Index (LBGCBI), broad-based market indexes and the Lipper Balanced Funds Average (LBFA), an average of funds with similar investment objectives. Total returns for the indexes and average shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

CALENDAR PERIOD     INSTITUTIONAL SHARES   S&P 500      LBGCBI     LBFA
1 Year              13.75%                 28.58%       9.47%      15.09%
Start of            13.15%                 26.76%       8.98%      15.75%

Performance1

   1 THE FUND'S INSTITUTIONAL SHARES START OF PERFORMANCE DATE WAS MAY 25, 1994.

PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

   GROWTH PORTFOLIO

THE GRAPHIC PRESENTATION DISPLAYED HERE CONSISTS OF A BAR CHART REPRESENTING THE ANNUAL TOTAL RETURNS OF INSTITUTIONAL SHARES AS OF THE CALENDAR YEAR-END FOR EACH OF FOUR YEARS.

THE `Y' AXIS REFLECTS THE "% TOTAL RETURN" BEGINNING WITH "0.00%" AND INCREASING IN INCREMENTS OF 5.00% UP TO 25.00%.

THE `X' AXIS REPRESENTS CALCULATION PERIODS FROM THE EARLIEST FIRST FULL CALENDAR YEAR-END OF THE INSTITUTIONAL SHARES START OF BUSINESS THROUGH THE CALENDAR YEAR ENDED DECEMBER 31, 1998. THE LIGHT GRAY SHADED CHART FEATURES FOUR DISTINCT VERTICAL BARS, EACH SHADED IN CHARCOAL, AND EACH VISUALLY REPRESENTING BY HEIGHT THE TOTAL RETURN PERCENTAGES FOR THE CALENDAR YEAR STATED DIRECTLY AT ITS BASE. THE CALCULATED TOTAL RETURN PERCENTAGE FOR THE INSTITUTIONAL SHARES FOR EACH CALENDAR YEAR IS STATED DIRECTLY AT THE TOP OF EACH RESPECTIVE BAR, FOR THE CALENDAR YEARS 1995 THROUGH1998. THE PERCENTAGES NOTED ARE:22.25%, 12.35%, 14.90% AND 15.77%.

   THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S INSTITUTIONAL SHARES TOTAL RETURNS ON A CALENDAR YEAR-END BASIS.

THE FUND'S INSTITUTIONAL SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON NET ASSET VALUE. THE FUND'S INSTITUTIONAL SHARES TOTAL RETURN FOR THE NINE MONTH PERIOD FROM JANUARY 1, 1999 TO SEPTEMBER 30, 1999 WAS 2.95%. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S INSTITUTIONAL SHARES HIGHEST QUARTERLY RETURN WAS 15.71% (QUARTER ENDED DECEMBER 31, 1998). ITS LOWEST QUARTERLY RETURN WAS (10.37%) (QUARTER ENDED SEPTEMBER 30, 1998). AVERAGE ANNUAL TOTAL RETURN TABLE The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Government/Corporate Bond Index (LBGCBI), broad-based market indexes and the Lipper Balanced Funds Average (LBFA), an average of funds with similar investment objectives. Total returns for the indexes and average shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

CALENDAR PERIOD     INSTITUTIONAL SHARES   S&P 500      LBGCBI     LBFA
1 Year              15.77%                 28.58%       9.47%      15.09%
Start of            14.11%                 26.76%       8.98%      15.75%

Performance1

   1 THE FUND'S INSTITUTIONAL SHARES START OF PERFORMANCE DATE WAS MAY 25, 1994.

PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

   WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED MANAGED INCOME PORTFOLIO

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                               None

Maximum Deferred Sales Charge (Load)
     (as a percentage of original purchase price or redemption
          proceeds, as applicable)                                      None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends
     (and other Distributions) (as a percentage of offering price)      None

Redemption Fee (as a percentage of amount redeemed, if applicable)      None

Exchange Fee                                                            None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee2                                                         0.75%
Distribution (12b-1) Fee                                                None
Shareholder Services Fee3                                               0.25%
Other Expenses                                                          0.42%
Total Annual Fund Operating Expenses                                    1.42%

1   Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended November 30,1999.

     Total Waiver of Fund Expenses                                      0.62%
     Total Actual Annual Fund Operating Expenses (after waivers)        0.80%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) for Institutional Shares was 0.33% for the fiscal year ended November 30, 1999.

3 The shareholder services provider voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.05% for the fiscal year ended November 30, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as shown in the table remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                            $145
3 Years                           $449
5 Years                           $776
10 Years                        $1,702

   WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED MANAGED CONSERVATIVE GROWTH PORTFOLIO

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                                  None
Maximum Deferred Sales Charge (Load)
     (as a percentage of original purchase price or redemption
          proceeds, as applicable)                                        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
     (and other Distributions) (as a percentage of offering price)        None
Redemption Fee (as a percentage of amount redeemed, if applicable)        None
Exchange Fee                                                              None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee                                                           0.75%
Distribution (12b-1) Fee                                                  None
Shareholder Services Fee2                                                0.25%
Other Expenses                                                           0.28%
Total Annual Fund Operating Expenses                                     1.28%

1   Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended November 30, 1999.

     Total Waiver  of Fund Expenses                                      0.20%
     Total Actual Annual Fund Operating Expenses (after waivers)         1.08%
2 The shareholder services provider voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.05% for the fiscal year ended November 30, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                            $130
3 Years                           $406
5 Years                           $702
10 Years                        $1,545



   WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED MANAGED MODERATE GROWTH PORTFOLIO

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                                   None
Maximum Deferred Sales Charge (Load)
     (as a percentage of original purchase price or redemption
          proceeds, as applicable)                                         None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other None Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)         None
Exchange Fee                                                               None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee                                                            0.75%
Distribution (12b-1) Fee                                                  None
Shareholder Services Fee2                                                 0.25%
Other Expenses                                                            0.27%
Total Annual Fund Operating Expenses                                      1.27%

1   Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended November 30, 1999.

     Total Waiver of Fund Expenses                                       0.20%
     Total Actual Annual Fund Operating Expenses (after waivers)         1.07%

2 The shareholder services provider voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.05% for the fiscal year ended November 30, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                            $129
3 Years                           $403
5 Years                           $697
10 Years                        $1,534



   WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED MANAGED GROWTH PORTFOLIO

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                                   None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
     price or redemption proceeds, as applicable)                          None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends
     (and other Distributions) (as a percentage of offering price)         None
Redemption Fee (as a percentage of amount redeemed, if applicable)         None
Exchange Fee                                                               None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee2                                                           0.75%
Distribution (12b-1) Fee                                                  None
Shareholder Services Fee3                                                 0.25%
Other Expenses                                                            0.45%
Total Annual Fund Operating Expenses                                      1.45%


1   Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended November 30,1999.

     Total Waiver of Fund Expenses                                        0.33%
     Total Actual Annual Fund Operating Expenses (after waivers)          1.12%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate the voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) for Institutional Shares was 0.62%. for the fiscal year ended November 30, 1999.

3 The shareholder services provider voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.05% for the fiscal year ended November 30, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                            $148
3 Years                           $459
5 Years                           $792
10 Years                        $1,735



WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?

        Each Fund will primarily invest in two types of assets: equities and fixed income, as follows:

O FMGP will invest 70%-90% of its assets in equity securities, and 10%-30% of its assets in fixed income securities; O FMMGP will invest 50%-70% of its assets in equity securities, and 30%-50% of its assets in fixed income securities; O FMCGP will invest 30%-50% of its assets in equity securities, and 50%-70% of its assets in fixed income securities; and O FMIP will invest 5%-25% of its assets in equity securities, and 75%-95% of its assets in fixed income securities.

The Adviser manages the Funds based on the view that the investment of each Fund's portfolio over the long term depends primarily on the fact that the portfolio consists of securities from multiple asset categories ("Asset Categories") which include, with respect to a Fund's equity portfolio, the following: large company stocks, small company stocks and foreign stocks; and with respect to a Fund's fixed income portfolio, the following: U.S. government securities, mortgage-backed securities, investment-grade corporate debt, non-investment grade corporate debt ("junk bonds") and foreign fixed income securities. Of secondary importance to each Fund is the allocation of the portfolio's assets among the Asset Categories in response to market conditions, and the selection of securities within Asset Categories. Therefore, each Fund pursues its investment objective in the following manner: O by setting long-term ranges for each Fund's portfolio investments in each Asset Category; O by allocating each Fund's portfolio assets among Asset Categories within those defined ranges; and O by actively selecting securities within each of the Asset Categories. The Adviser will regularly review each Fund's allocation among Asset Categories. The Adviser will attempt to exploit price inefficiencies among the various Asset Categories. For example, the Adviser may move an Asset Category to its upper limit if the Adviser expects that category to offer superior returns relative to other Asset Categories. Likewise, the Adviser may move the Asset Category to its lower limit if the Adviser believes that category is overvalued relative to the other Asset Categories. The selection of portfolio securities involves an approach specific to each Asset Category. The approach for each category is summarized as follows:

       LARGE COMPANY STOCKS

With regard to the portion of each Fund's portfolio allocated to large company stocks, each Fund pursues its investment objective by investing in common stock of companies with large market capitalizations. Large market capitalization companies are those which are the 1,000 companies with the largest market capitalization. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. The Adviser invests in companies that offer growth prospects or in companies whose stock is undervalued. Using its own quantitative process, the Adviser rates the future performance potential of companies, selecting the most promising companies for a Fund's portfolio.

SMALL COMPANY STOCKS

   With regard to the portion of each Fund's portfolio allocated to small company stocks, each Fund pursues its investment objective by investing at least 65% of the allocation in equity securities of companies that fall within the market capitalization range of the S&P 600 Small Cap Index (Index). As of __________, this range was $_____ million to $____ billion. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. The Adviser invests in companies that offer growth prospects or in companies whose stock is undervalued. Using its own quantitative process, the Adviser rates the future performance potential of companies, selecting the most promising companies for the Fund's portfolio.

  Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the Adviser limits a Fund's exposure to each business sector that comprises the Index. A Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. Each Fund ordinarily will hold between 100 and 350 companies in its portfolio.

  The Funds will buy securities in initial public offerings. The Funds will participate in such offerings without regard to the issuer's market capitalization. The Adviser will select initial public offerings based solely on its fundamental analysis of the issuer.

FOREIGN STOCKS

With regard to the portion of each Fund's portfolio allocated to foreign stocks, each Fund pursues its investment objective by investing the allocation in equity securities of companies based outside the United States. The Adviser manages the Funds based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. Selection of industry and country are secondary considerations.

  Using its own quantitative process, the Adviser ranks the future performance potential of companies. The Adviser evaluates each company's earnings potential in light of its current valuation to narrow the list of attractive companies. The Adviser then evaluates management quality and may meet with company representatives, company suppliers, customers, or competitors. The Adviser also reviews the company's financial statements and forecasts of earnings. Based on this information, the Adviser evaluates the sustainability of the company's current growth trends and potential catalysts for increased growth. Using this type of fundamental analysis, the Adviser selects the most promising companies for the Funds' portfolios.

          U.S. GOVERNMENT SECURITIES

U.S. government securities consist of treasury securities and non-mortgage backed agency securities. The Adviser invests the U.S. government securities portion of the Funds' portfolios by setting an average duration target for the fixed income portion of each Fund. In constructing a portfolio with a targeted average duration, the Adviser generally uses ongoing relative value analysis to compare current yield differences of securities to their historical and expected yield differences.

MORTGAGE BACKED SECURITIES

Mortgage backed securities generally offer higher yields than comparable non-mortgage backed government securities. The extra yield compensates for prepayment risk. The Adviser attempts to manage prepayment risk by selecting mortgage backed securities with characteristics that make prepayment risk less likely. Characteristics that the Adviser may consider in selecting mortgage backed securities include the interest rate formulas of the underlying mortgages, the index upon which the mortgage rate is based, the length of time the mortgages have been outstanding, and the prior prepayment history of the mortgages.

  The Funds may invest in mortgage-backed securities primarily by investing in another mutual fund (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other mutual fund is managed independently of the Funds and may incur administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.

INVESTMENT GRADE CORPORATE DEBT

With regard to the allocation in domestic corporate fixed income securities, the Adviser allocates investments among industries and adjusts the credit quality of the portfolio by analyzing current economic and securities market conditions, particularly changes in interest rates and expected trends in corporate earnings. These factors also guide the selection of maturity and duration of portfolio securities. Duration measures the price sensitivity of a fixed income security to changes in interest rates. In selecting a portfolio security, the Adviser analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.

NON-INVESTMENT GRADE CORPORATE DEBT

The Funds will invest in noninvestment grade securities primarily by investing in another mutual fund (which is not available for general investment by the public) advised by an affiliate of the Adviser. The other mutual fund is managed independently of the Funds and may incur administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest directly in noninvestment grade securities. Although the selection of noninvestment grade domestic corporate securities involves the same factors as investment grade securities, the Adviser gives greater emphasis to its analysis of the issuer.

FOREIGN FIXED INCOME SECURITIES

With regard to the allocation to foreign fixed income securities, each Fund pursues its objective by investing primarily in fixed income securities of foreign governments and their agencies which are members of the Organization for Economic Cooperation and Development.

  The Adviser manages the foreign fixed income allocation to maintain an average AA rating of its portfolio securities. The Adviser uses the J.P. Morgan Global Traded Index Excluding U.S. Index (Global Index) as a benchmark for managing the foreign fixed income allocation. The Adviser looks for opportunities to enhance each Fund's performance by diverging from the Global Index. Such opportunities may cause the Adviser to weight the portfolio differently than the Global Index or to buy securities not represented in the Index. Under ordinary market conditions, however, the duration of the portfolio securities does not deviate more than 25% from the duration of the Global Index. No more than 25% of the foreign fixed income allocation will be invested in any one country. The Funds also intend to invest at least 50% of the foreign fixed income allocation in securities that have received ratings in the two highest rating categories or unrated securities that the Adviser considers of comparable quality.

  The Adviser weighs several factors in selecting investments for the foreign fixed income portfolio. First, the Adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and trade balance. The Adviser then analyzes the country's financial condition, including its credit ratings, government budget, tax base, outstanding public debt and the amount of public debt held outside the country. In connection with this analysis, the Adviser also considers how developments in other countries in the region or the world might affect these factors.

  Using its analysis, the Adviser tries to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt. The Adviser then evaluates available foreign fixed income investments in these countries based upon its outlook for interest and foreign exchange rates. The Adviser tries to select securities that offer the best potential returns
consistent with its general portfolio strategy.    HEDGING Hedging transactions
are intended to reduce specific risks. For example, to protect the Funds against circumstances that would normally cause the Funds' portfolio securities to decline in value, the Funds may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Funds may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Funds' ability to hedge may be limited by the costs of the derivatives contracts. The Funds may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Funds.

PORTFOLIO TURNOVER

Each Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the type of equity security in which the Funds principally invest.

    COMMON STOCKS

    Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

The following describes the types of fixed income securities in which the Funds principally invest.

       TREASURY SECURITIES

    Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest CREDIT risks.

    AGENCY SECURITIES

    Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low CREDIT risks, but not as low
    as treasury securities.    The Funds treat mortgage backed securities
    guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the INTEREST RATE AND PREPAYMENT RISKS of these mortgage backed securities.

CORPORATE DEBT SECURITIES

   Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The CREDIT RISKS of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the PREPAYMENT RISKS of the underlying mortgages.

       COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

    CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different PREPAYMENT and INTEREST RATE RISKS for each CMO class.

        SEQUENTIAL CMOS

        In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

        PACS, TACS AND COMPANION CLASSES

        More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

        IOS AND POS

        CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. POs tend to increase in value when interest rates decline (and prepayments increase) making POs a useful hedge against interest rate risk. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against INTEREST RATE RISKS.

        FLOATERS AND INVERSE FLOATERS

        Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts PREPAYMENT and INTEREST RATE RISKS from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

        Z CLASSES

        CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create INTEREST RATE RISKS for the Fund. Delayed delivery transactions also involve CREDIT RISKS in the event of a counterparty default. These transactions create LEVERAGE RISKS.

        TO BE ANNOUNCED SECURITIES (TBAS)

        As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase INTEREST RATE RISKS because the underlying mortgages may be less favorable than anticipated by the Fund.

        DOLLAR ROLLS

        Dollar rolls are transactions where the Funds sell mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to INTEREST RATE RISKS AND CREDIT RISKS.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

   Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to CURRENCY RISKS AND RISKS OF FOREIGN INVESTING. Trading in certain foreign markets is also subject to LIQUIDITY RISKS.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Funds could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Funds realize a gain; if it is less, the Funds realize a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Funds from closing out a position. If this happens, the Funds will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Funds by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Funds and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how the Funds use derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Funds' exposure to INTEREST RATE AND CURRENCY RISKS, and may also expose the Funds to LIQUIDITY AND LEVERAGE RISKS. OTC contracts also expose the Funds to CREDIT RISKS in the event that a counterparty defaults on the contract.

The Funds may trade in the following types of derivative contracts.

    FUTURES CONTRACTS

    Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Funds may buy or sell forward foreign currency exchange contracts, interest rate futures contracts and stock index futures to accommodate cash flows and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUNDS?

STOCK MARKET RISKS

   The value of equity securities in each Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount each Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Funds will lose money.

   Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

   Credit risk includes the possibility that a party to a transaction involving the Funds will fail to meet its obligations. This could cause the Funds to lose the benefit of the transaction or prevent the Funds from selling or buying other securities to implement their investment strategies.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

   The Adviser attempts to manage currency risk by limiting the amount the Funds invest in securities denominated in a particular currency. However, diversification will not protect the Funds against a general increase in the value of the U.S. dollar relative to other currencies.

          CALL AND PREPAYMENT RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Funds may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.



SECTOR RISKS

   Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

   Trading opportunities are more limited for securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Funds may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Funds' performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

   Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS OF FOREIGN INVESTING

   Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Funds and their Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

       WHAT DO SHARES COST?

   You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next calculated net asset value (NAV). If a Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of a Fund's assets may change on days you cannot purchase or redeem Shares. The Funds do not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.

The required minimum initial investment for each Fund is $25,000. There is no required minimum subsequent investment amount.

   An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with a Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW ARE THE FUNDS SOLD?

The Funds offer two share classes: Institutional Shares and Select Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

   The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals and financial institutions.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Funds. The Funds reserve the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o        Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to a Fund on the same day and a Fund receives payment within one business day. You will become the owner of Shares and receive dividends when a Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUNDS

o Establish your account with a Fund by submitting a completed New Account Form;
and o    Send your payment to a Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after a Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by a Fund or Federated Shareholder Services Company, the Funds' transfer agent.

An institution may establish an account and place an order by calling a Fund and the Shares will be priced at the next calculated NAV after a Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third-party checks (checks originally payable to someone other than you or The
Federated Funds).

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Funds or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or o directly from the Funds if you purchased Shares directly from the Funds.

THROUGH AN INVESTMENT PROFESSIONAL

   Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after a Fund receives the order from your investment professional.

DIRECTLY FROM THE FUNDS

BY TELEPHONE

   You may redeem Shares by calling the Funds at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

        You may redeem Shares by mailing a written request to a Fund. You will receive a redemption amount based on the next calculated NAV after a Fund receives your written request in proper form.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317 All requests must include:

o Fund Name and Share Class, account number and account registration; o amount
to be redeemed; and o    signatures of all shareholders exactly as
registered.     Call your investment professional or the Funds if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

   Although each Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o    to allow your purchase to clear;

o    during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

   You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to a Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Funds. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

   The Funds no longer issue share certificates. If you are redeeming Shares represented by certificates previously issued by the Funds, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

   Each Fund (except the Income Fund) declares and pays any dividends quarterly to shareholders. The Income Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or the Funds for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUNDS?

   The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser has delegated daily management of some of a Fund's assets to the Sub-Adviser, Federated Global Investment Management Corp., who is paid by the Adviser and not by the Funds based on the portion of foreign securities the Sub-Adviser manages. The Sub-Adviser's address is 175 Water Street, New York, NY 10038-4965.

PORTFOLIO MANAGERS

The portfolio managers for the Funds' individual asset categories are as follows:

NAME (PORTFOLIO       ASSET CATEGORY
MANAGER SINCE)        MANAGED            BIOGRAPHY

JOHN W. HARRIS        Overall            John W. Harris is a portfolio manager for the
(December 1998)       Allocation and     Funds and performs the overall asset allocation

                      Domestic Large     of the Funds' assets among the various asset
                      Company Stocks     categories. In addition, Mr. Harris is a

                                         manager of the U.S. large company stocks asset
                                         category. He has performed these duties since
                                         December 1998. In allocating the Funds' assets,
                                         Mr.Harris evaluates the market environment and
                                         economic outlook, utilizing the services of the
                                         Adviser's Investment Strategy Committee.
                                         Mr.Harris has been a Portfolio Manager and an
                                         Assistant Vice President of the Funds' Adviser
                                         since 1998. Mr. Harris initially joined
                                         Federated in 1987 as an Investment Analyst. He
                                         served as an Investment Analyst and an
                                         Assistant Vice President from 1990 through 1992
                                         and as a Senior Investment Analyst and a Vice
                                         President through May 1993. After leaving the
                                         money management field to travel extensively,
                                         he rejoined Federated in 1997 as a Senior
                                         Investment Analyst. Mr. Harris is a Chartered
                                         Financial Analyst. He received his M.B.A. from
                                         the University of Pittsburgh.

------------------------------------------------------------------------------------------
MICHAEL P. DONNELLY   Domestic Large     Mr. Donnelly joined Federated in 1989 as an
(June 1997)           Company Stocks     Investment Analyst. He served as a Portfolio
                                         Manager from 1994 to 1998 and became a Senior
                                         Portfolio Manager in 1998. He was a Vice
                                         President of the Funds' Adviser from 1994 to
                                         1999. In 1999, Mr. Donnelly became a Senior
                                         Vice President of the Funds' Adviser.. Mr.
                                         Donnelly is a Chartered Financial Analyst and
                                         received his M.B.A. from the University of
                                         Virginia.

------------------------------------------------------------------------------------------
JAMES E.              Domestic Large     Mr. Grefenstette joined Federated in 1992 and
GREFENSTETTE          Company Stocks     has been a Portfolio Manager and a Vice
(August 1994)                            President of the Funds' Adviser since 1996.

                                         From 1994 until 1996, Mr. Grefenstette was a
                                         Portfolio Manager and an Assistant Vice
                                         President of the Funds' Adviser. Mr.
                                         Grefenstette is a Chartered Financial Analyst;
                                         he received his M.S. in Industrial
                                         Administration from Carnegie Mellon University.

------------------------------------------------------------------------------------------
SUSAN M. NASON        U.S. Treasury      Ms. Nason joined Federated in 1987 and has been
(Inception)           Securities         a Senior Portfolio Manager and Senior Vice

                                         President of the Funds' Adviser since 1997.
                                         Ms.Nason served as a Portfolio Manager and Vice
                                         President of the Funds' Adviser from 1993 to
                                         1997. Ms. Nason is a Chartered Financial
                                         Analyst and received her M.S.I.A. concentrating
                                         in Finance from Carnegie Mellon University.

------------------------------------------------------------------------------------------
JOSEPH M.             U.S. Treasury      Mr. Balestrino joined Federated in 1986 and has
BALESTRINO            Securities and     been a Senior Portfolio Manager and Senior Vice
(March 1995)          Investment-Grade   President of the Funds' Adviser since 1998. He

                      Corporate Bonds    was a Portfolio Manager and a Vice President of
                                         the Funds' Adviser from 1995 to 1998.
                                         Mr.Balestrino served as a Portfolio Manager and
                                         an Assistant Vice President of the Funds'
                                         Adviser from 1993 until 1995. Mr.Balestrino is
                                         a Chartered Financial Analyst and received his
                                         Master's Degree in Urban and Regional Planning
                                         from the University of Pittsburgh.
------------------------------------------------------------------------------------------





KATHLEEN M.           Mortgage-Backed    Ms. Foody-Malus joined Federated in 1983 and
FOODY-MALUS           Securities         has been a Senior Portfolio Manager since 1996
(Inception)                              and a Vice President of the Funds' Adviser

                                         since 1993. She was a Portfolio Manager and a
                                         Vice President of the Funds' Adviser from 1993
                                         to 1996. Ms. Foody-Malus received her M.B.A. in
                                         Accounting/Finance from the University of

                                         Pittsburgh.

------------------------------------------------------------------------------------------
ROBERT E. CAULEY      Mortgage-Backed    Mr. Cauley joined Federated in 1996 as a Senior
(July 1997)           Securities         Investment Analyst and an Assistant Vice

                                         President of the Funds' Adviser and has been a

                                         Portfolio Manager since 1997. Mr. Cauley has

                                         been a Vice President of the Adviser since

                                         1999. Mr. Cauley was a member of the
                                         Asset-Backed Structuring Group at Lehman
                                         Brothers Holding, Inc. from 1994 to 1996.
                                         Mr.Cauley earned his M.S.I.A., concentrating in
                                         Finance and Economics, from Carnegie Mellon

                                         University.

------------------------------------------------------------------------------------------
JOHN T. GENTRY        Investment Grade   Mr. Gentry joined Federated in 1995 as an
(July 1997)           Corporate Bonds    Investment Analyst and has been a Senior

                                         Investment Analyst and an Assistant Vice
                                         President of the Funds' Adviser since 1997. Mr.
                                         Gentry served as a Senior Treasury Analyst at
                                         Sun Company, Inc. from 1991 to 1995. Mr. Gentry
                                         is a Chartered Financial Analyst and earned his
                                         M.B.A., with concentrations in Finance and
                                         Accounting, from Cornell University.

------------------------------------------------------------------------------------------
MARK. E DURBIANO      High Yield         Mr. Durbiano joined Federated in 1982 and has
(Inception)           Corporate Bonds    been a Senior Portfolio Manager and a Senior

                                         Vice President of the Funds' Adviser since
                                         1996. From 1988 through 1995, Mr. Durbiano was
                                         a Portfolio Manager and a Vice President of the
                                         Funds' Adviser. Mr. Durbiano is a Chartered
                                         Financial Analyst and received his M.B.A. in
                                         Finance from the University of Pittsburgh.

------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
ROBERT M. KOWIT       Foreign Bonds      Mr. Kowit joined Federated in 1995 as a Senior
(November 1995)                          Portfolio Manager and a Vice President of the

                                         Funds' Sub-Adviser. Mr. Kowit served as a
                                         Managing Partner of Copernicus Global Asset
                                         Management from January 1995 through October
                                         1995. From 1990 to 1994, he served as Senior
                                         Vice President/Portfolio Manager of
                                         International Fixed Income and Foreign Exchange
                                         for John Hancock Advisers. Mr. Kowit received
                                         his M.B.A. from Iona College with a
                                         concentration in finance.

------------------------------------------------------------------------------------------
MICHEAL W. CASEY,     Foreign Bonds      Mr. Casey joined Federated in 1996 as a Senior
PH. D.                                   Investment Analyst and an Assistant Vice
(January 1997)                           President. Mr. Casey currently serves as a

                                         Senior Portfolio Manager and has been a Vice
                                         President of the Sub-Adviser since 1998. Mr.
                                         Casey served as an International Economist and
                                         Portfolio Strategist for Maria Fiorini Ramirez
                                         Inc. from 1990 to 1996. Mr. Casey earned a
                                         Ph.D. concentrating in economics from The New
                                         School for Social Research and a M.Sc. from the
                                         London School of Economics.

------------------------------------------------------------------------------------------





LINDA A. DUESSEL      Utility Stocks     Ms.Duessel joined Federated in 1991 and has
(February 1997)                          been a Portfolio Manager and a Vice President

                                         of the Funds' Adviser since 1995. Ms.Duessel
                                         was a Senior Investment Analyst and an
                                         Assistant Vice President of the Funds' Adviser
                                         from 1991 until 1995. Ms. Duessel is a
                                         Chartered Financial Analyst and received her
                                         M.S. in Industrial Administration from Carnegie

                                         Mellon University.

------------------------------------------------------------------------------------------
STEVEN J. LEHMAN      Utility Stocks     Mr. Lehman joined the Funds' Adviser in May
(December 1995)                          1997 as a Portfolio Manager and a Vice

                                         President. He has been a Senior Portfolio
                                         Manager since 1998. From 1986 to1997, Mr.
                                         Lehman served as a Portfolio Manager, then Vice
                                         President/Senior Portfolio Manager, at First
                                         Chicago NBD. Mr. Lehman is a Chartered
                                         Financial Analyst; he received his M.A. from
                                         the University of Chicago.

------------------------------------------------------------------------------------------
AASH M. SHAH          Domestic Small     Mr. Shah joined Federated in 1993 and has been
(June 1997)           Company Stocks     a Portfolio Manager and a Vice President of the

                                         Funds' Adviser since January 1997. Mr. Shah was

                                         a Portfolio Manager and served as an Assistant

                                         Vice President of the Adviser from 1995 to
                                         1996, and as an Investment Analyst from 1993 to
                                         1995. Mr. Shah received his Masters in
                                         Industrial Administration from Carnegie Mellon
                                         University with a concentration in finance and
                                         accounting. Mr. Shah is a Chartered Financial

                                         Analyst.

------------------------------------------------------------------------------------------
KEITH J. SABOL        Domestic Small     Mr. Sabol joined Federated in 1994 and has been
(June 1997)           Company Stocks     a Portfolio Manager since 1996 and a Vice

                                         President of the Funds' Adviser since 1998. Mr.
                                         Sabol was an Investment Analyst, and then
                                         Equity Research Coordinator for the Funds'
                                         Adviser from 1994 to 1996. Mr. Sabol is a
                                         Chartered Financial Analyst; he earned his M.S.
                                         in Industrial Administration from Carnegie

                                         Mellon University.

------------------------------------------------------------------------------------------
ALEXANDRE DE          Foreign Stocks     Mr. de Bethmann joined Federated in 1995 as a
BETHMANN                                 Senior Portfolio Manager and a Vice President
(November 1995)                          of the Funds' Sub-Adviser. Mr. de Bethmann

                                         served as Assistant Vice President/Portfolio

                                         Manager for Japanese and Korean equities at the
                                         College Retirement Equities Fund from 1994 to
                                         1995. Mr. de Bethmann received his M.B.A. in
                                         Finance from Duke University.

------------------------------------------------------------------------------------------
FRANK SEMACK          Foreign Stocks     Mr. Semack joined Federated in 1995 as a Senior
(November 1995)                          Portfolio Manager and a Vice President of the

                                         Funds' Sub-Adviser. Mr. Semack served as an
                                         Investment Analyst at Omega Advisers, Inc. from
                                         1993 to 1994. Mr. Semack received his M.Sc. in
                                         economics from the London School of Economics.

------------------------------------------------------------------------------------------


The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

YEAR 2000 READINESS

   The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Funds, that rely on computers.

While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

   Year 2000 problems would also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Funds may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Reports.

   FEDERATED MANAGED ALLOCATION PORTFOLIOS

Federated Managed Income Portfolio
Federated Managed Conservative Growth Portfolio
Federated Managed Moderate Growth Portfolio
Federated Managed Growth Portfolio

INSTITUTIONAL SHARES

   JANUARY 31, 2000

A Statement of Additional Information (SAI) dated January 31, 2000 is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Reports' Management Discussions and Analyses discuss market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, and Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Funds at 1-800-341-7400.

You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

INVESTMENT COMPANY ACT FILE NO. 811-7129
CUSIP 000000000

CUSIP 000000000
CUSIP 000000000
CUSIP 000000000

G00873-03-IS (1/00)

   FEDERATED MANAGED ALLOCATION PORTFOLIOS

(FORMERLY, MANAGED SERIES TRUST)

     Federated Managed Income Portfolio(Formerly, Federated Managed Income Fund)

     Federated Managed Conservative Growth Portfolio(Formerly, Federated Managed Growth and Income Fund)

     Federated Managed Moderate Growth Portfolio(Formerly, Federated Managed Growth Fund)

     Federated Managed Growth Portfolio(Formerly, Federated Managed Aggressive Growth Fund)

SELECT SHARES

   As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                            CONTENTS
                                            [To be filed by amendment.]

   JANUARY 31, 2000

RISK/RETURN SUMMARY

   WHAT IS EACH FUND'S INVESTMENT OBJECTIVE?

FUND                                    OBJECTIVE

Federated Managed                       To seek total
Income Portfolio                        return with an
("FMIP")                                emphasis on income

                                        and potential for

                                        capital
                                        appreciation

Federated Managed                       To seek total
Conservative Growth                     return with an
Portfolio("FMCGP")                      emphasis on income

                                        and capital

                                        appreciation

Federated Managed                       To seek capital
Moderate Growth                         appreciation with
Portfolio("FMMGP")                      income as a

                                        secondary objective

Federated Managed                       To seek capital
Growth                                  appreciation

Portfolio("FMGP")

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment strategies and policies described in this prospectus.

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

The Funds invest in diversified portfolios which are allocated among several categories of equity and fixed income securities. The Adviser manages the Funds based on the view that the investment performance of each Fund's portfolio over the long term depends primarily on the fact that the portfolio consists of securities from multiple categories. Of secondary importance to each Fund's performance is allocation of the portfolio among asset categories in response to market conditions and the selection of securities within asset categories. Therefore, each Fund pursues its investment objective in the following
manner:     o .......by setting long-term ranges for each Fund's portfolio investments in each asset category; o by allocating each Fund's portfolio among asset categories within those defined ranges; and o by actively selecting
securities within each of the asset categories.    The Funds will each allocate
their portfolios within the following ranges of equity and fixed income securities: FMIP, 5%-25% equity and 75%-95% fixed income; FMGP, 30%-50% equity and 50%-70% fixed income; FMMGP, 50%-70% equity and 30%-50% fixed income; and FMGP, 70%-90% equity and 10%-30% fixed income. The Funds will further allocate portfolios among the following asset categories, in such proportions as the Adviser from time-to-time determines, consistent with the long-term ranges set by it: a Fund's equity portfolio will be allocated among large company stocks, small company stocks and foreign stocks; and a Fund's fixed income portfolio will be allocated among U.S. government securities, mortgage-backed securities, investment grade corporate debt, non-investment grade corporate debt ("junk bonds") and foreign fixed income securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN  THE FUNDS?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Funds. The primary factors that may reduce the Funds' returns include:

     O STOCK MARKET RISKS. The value of equity securities in a Fund's portfolio will fluctuate and, as a result, a Fund's share price may decline suddenly or over a sustained period.

OINTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.

OCREDIT RISKS. There is a possibility that issuers of securities in which a Fund may invest may default in the payment of interest or principal on the securities when due, which could cause a Fund to lose money.

OCURRENCY RISKS. Exchange rates for currencies fluctuate daily. The combination of currency risk and interest rate risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

OCALL RISKS AND PREPAYMENT RISKS. An issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. When interest rates decline, unscheduled prepayments of principal could accelerate and require a Fund to reinvest the proceeds of the prepayments at lower interest rates.

OSECTOR RISKS. Because the Funds may allocate relatively more assets to certain industry sectors than to others, the Funds' performance may be more susceptible to any developments which affect those sectors emphasized by the Funds.

OLIQUIDITY RISKS. Certain of the securities in which the Funds invest may be less readily marketable and may be subject to greater fluctuation in price than other securities. ORISKS RELATED TO COMPANY SIZE. The smaller the capitalization of a company, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven records and are more likely to fail than companies with larger market capitalizations.

ORISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES. Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities.

ORISKS OF FOREIGN INVESTING. Because the Funds invest in securities issued by foreign companies, the Funds' share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

         Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

RISK RETURN BAR CHARTS AND TABLES

   INCOME PORTFOLIO

THE GRAPHIC PRESENTATION DISPLAYED HERE CONSISTS OF A BAR CHART REPRESENTING THE ANNUAL TOTAL RETURNS OF SELECT SHARES AS OF THE CALENDAR YEAR-END FOR EACH OF FOUR YEARS.

THE `Y' AXIS REFLECTS THE "% TOTAL RETURN" BEGINNING WITH "0.00%" AND INCREASING IN INCREMENTS OF 2.00% UP TO 16.00%.

THE `X' AXIS REPRESENTS CALCULATION PERIODS FROM THE EARLIEST FIRST FULL CALENDAR YEAR-END OF THE SELECT SHARES START OF BUSINESS THROUGH THE CALENDAR YEAR ENDED DECEMBER 31, 1998. THE LIGHT GRAY SHADED CHART FEATURES FOUR DISTINCT VERTICAL BARS, EACH SHADED IN CHARCOAL, AND EACH VISUALLY REPRESENTING BY HEIGHT THE TOTAL RETURN PERCENTAGES FOR THE CALENDAR YEAR STATED DIRECTLY AT ITS BASE. THE CALCULATED TOTAL RETURN PERCENTAGE FOR THE SELECT SHARES FOR EACH CALENDAR YEAR IS STATED DIRECTLY AT THE TOP OF EACH RESPECTIVE BAR, FOR THE CALENDAR YEARS 1995 THROUGH1998. THE PERCENTAGES NOTED ARE:14.83%, 4.72%, 9.84% AND 9.27%.

   THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S SELECT SHARES TOTAL RETURNS ON A CALENDAR YEAR-END BASIS.

THE FUND'S SELECT SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON NET ASSET VALUE.

THE FUND'S SELECT SHARES TOTAL RETURN FOR THE NINE MONTH PERIOD FROM JANUARY 1, 1999 TO SEPTEMBER 30, 1999 WAS (1.41%).

WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S SELECT SHARES HIGHEST QUARTERLY RETURN WAS 5.04% (QUARTER ENDED MARCH 31, 1995). ITS LOWEST QUARTERLY RETURN WAS (0.10%) (QUARTER ENDED MARCHR 31, 1996).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Select Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's Select Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Government/Corporate Bond Index (LBGCBI), broad-based market indexes and the Lipper Balanced Funds Average (LBFA), an average of funds with similar investment objectives. Total returns for the indexes and average shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not
possible to invest directly in an index.     CALENDAR PERIOD SELECT SHARES S&P
500 LBGCBI LBFA 1 Year 9.27% 28.58% 9.47% 15.09% Start of 8.41% 26.76% 8.98%
15.75% Performance1

   1 THE FUND'S SELECT SHARES START OF PERFORMANCE DATE WAS MAY 25, 1994.

PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS

   CONSERVATIVE GROWTH PORTFOLIO

THE GRAPHIC PRESENTATION DISPLAYED HERE CONSISTS OF A BAR CHART REPRESENTING THE ANNUAL TOTAL RETURNS OF SELECT SHARES AS OF THE CALENDAR YEAR-END FOR EACH OF FOUR YEARS.

THE `Y' AXIS REFLECTS THE "% TOTAL RETURN" BEGINNING WITH "0.00%" AND INCREASING IN INCREMENTS OF 2.00% UP TO 20.00%.

THE `X' AXIS REPRESENTS CALCULATION PERIODS FROM THE EARLIEST FIRST FULL CALENDAR YEAR-END OF THE SELECT SHARES START OF BUSINESS THROUGH THE CALENDAR YEAR ENDED DECEMBER 31, 1998. THE LIGHT GRAY SHADED CHART FEATURES FOUR DISTINCT VERTICAL BARS, EACH SHADED IN CHARCOAL, AND EACH VISUALLY REPRESENTING BY HEIGHT THE TOTAL RETURN PERCENTAGES FOR THE CALENDAR YEAR STATED DIRECTLY AT ITS BASE. THE CALCULATED TOTAL RETURN PERCENTAGE FOR THE SELECT SHARES FOR EACH CALENDAR YEAR IS STATED DIRECTLY AT THE TOP OF EACH RESPECTIVE BAR, FOR THE CALENDAR YEARS 1995 THROUGH1998. THE PERCENTAGES NOTED ARE:19.05%, 5.72%, 12.21% AND 11.56%..

   THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S SELECT SHARES TOTAL RETURNS ON A CALENDAR YEAR-ENDBASIS.

THE FUND'S SELECT SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON NET ASSET VALUE.

THE FUND'S SELECT SHARES TOTAL RETURN FOR THE NINE MONTH PERIOD FROM JANUARY 1, 1999 TO SEPTEMBER 30, 1999 WAS (0.57%).

WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S SELECT SHARES HIGHEST QUARTERLY RETURN WAS 6.89% (QUARTER ENDED DECEMBER 31, 1998). ITS LOWEST QUARTERLY RETURN WAS (2.33%) (QUARTER ENDED SEPTEMBER 30, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Select Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's Select Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Government/Corporate Bond Index (LBGCBI), broad-based market indexes and the Lipper Balanced Funds Average (LBFA), an average of funds with similar investment objectives. Total returns for the indexes and average shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not
possible to invest directly in an index.      CALENDAR PERIOD SELECT SHARES S&P
500 LBGCBI LBFA 1 Year 11.56% 28.58% 9.47% 15.09% Start of 10.42% 26.76% 8.98%
15.75% Performance1

   1 THE FUND'S SELECT SHARES START OF PERFORMANCE DATE WAS MAY 25, 1994.

PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL
RETURNS    .

   MODERATE GROWTH PORTFOLIO

THE GRAPHIC PRESENTATION DISPLAYED HERE CONSISTS OF A BAR CHART REPRESENTING THE ANNUAL TOTAL RETURNS OF SELECT SHARES AS OF THE CALENDAR YEAR-END FOR EACH OF FOUR YEARS.

THE `Y' AXIS REFLECTS THE "% TOTAL RETURN" BEGINNING WITH "0.00%" AND INCREASING IN INCREMENTS OF 5.00% UP TO 25.00%.

THE `X' AXIS REPRESENTS CALCULATION PERIODS FROM THE EARLIEST FIRST FULL CALENDAR YEAR-END OF THE SELECT SHARES START OF BUSINESS THROUGH THE CALENDAR YEAR ENDED DECEMBER 31, 1998. THE LIGHT GRAY SHADED CHART FEATURES FOUR DISTINCT VERTICAL BARS, EACH SHADED IN CHARCOAL, AND EACH VISUALLY REPRESENTING BY HEIGHT THE TOTAL RETURN PERCENTAGES FOR THE CALENDAR YEAR STATED DIRECTLY AT ITS BASE. THE CALCULATED TOTAL RETURN PERCENTAGE FOR THE SELECT SHARES FOR EACH CALENDAR YEAR IS STATED DIRECTLY AT THE TOP OF EACH RESPECTIVE BAR, FOR THE CALENDAR YEARS 1995 THROUGH1998. THE PERCENTAGES NOTED ARE:21.42%, 9.78%, 13.44% AND 12.99%..

   THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S SELECT SHARES TOTAL RETURNS ON A CALENDAR YEAR-END BASIS.

THE FUND'S SELECT SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON NET ASSET VALUE.

     THE FUND'S SELECT SHARES TOTAL RETURN FOR THE NINE MONTH PERIOD FROM JANUARY 1, 1999 TO SEPTEMBER 30, 1999 WAS 1.50%.


WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S SELECT SHARES HIGHEST QUARTERLY RETURN WAS11.85% (QUARTER ENDED DECEMBER 31, 1998). ITS LOWEST QUARTERLY RETURN WAS (7.24%) (QUARTER ENDED SEPTEMBER 30, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Select Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's Select Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Government/Corporate Bond Index (LBGCBI), broad-based market indexes and the Lipper Balanced Funds Average (LBFA), an average of funds with similar investment objectives. Total returns for the indexes and average shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not
possible to invest directly in an index.      CALENDAR PERIOD SELECT SHARES S&P
500 LBGCBI LBFA 1 Year 12.99% 28.58% 9.47% 15.09% Start of 12.38% 26.76% 8.98%
15.75% Performance1

   1 The Fund's Select Shares start of performance date was May 25, 1994.

PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

    GROWTH PORTFOLIO

THE GRAPHIC PRESENTATION DISPLAYED HERE CONSISTS OF A BAR CHART REPRESENTING THE ANNUAL TOTAL RETURNS OF SELECT SHARES AS OF THE CALENDAR YEAR-END FOR EACH OF FOUR YEARS.

THE `Y' AXIS REFLECTS THE "% TOTAL RETURN" BEGINNING WITH "0.00%" AND INCREASING IN INCREMENTS OF 5.00% UP TO 25.00%.

THE `X' AXIS REPRESENTS CALCULATION PERIODS FROM THE EARLIEST FIRST FULL CALENDAR YEAR-END OF THE SELECT SHARES START OF BUSINESS THROUGH THE CALENDAR YEAR ENDED DECEMBER 31, 1998. THE LIGHT GRAY SHADED CHART FEATURES FOUR DISTINCT VERTICAL BARS, EACH SHADED IN CHARCOAL, AND EACH VISUALLY REPRESENTING BY HEIGHT THE TOTAL RETURN PERCENTAGES FOR THE CALENDAR YEAR STATED DIRECTLY AT ITS BASE. THE CALCULATED TOTAL RETURN PERCENTAGE FOR THE SELECT SHARES FOR EACH CALENDAR YEAR IS STATED DIRECTLY AT THE TOP OF EACH RESPECTIVE BAR, FOR THE CALENDAR YEARS 1995 THROUGH1998. THE PERCENTAGES NOTED ARE:21.62%, 11.62%, 14.04% AND 15.06%..

   THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S SELECT SHARES TOTAL RETURNS ON A CALENDAR YEAR-END BASIS.

THE FUND'S SELECT SHARES ARE NOT SOLD SUBJECT TO A SALES CHARGE (LOAD). THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON NET ASSET VALUE.

THE FUND'S SELECT SHARES TOTAL RETURN FOR THE NINE MONTH PERIOD FROM JANUARY 1, 1999 TO SEPTEMBER 30, 1999 WAS 2.41%.

WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S SELECT SHARES HIGHEST QUARTERLY RETURN WAS 15.52% (QUARTER ENDED DECEMBER 31, 1998). ITS LOWEST QUARTERLY RETURN WAS (10.53%) (QUARTER ENDED SEPTEMBER 30, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Select Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's Select Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Government/Corporate Bond Index (LBGCBI), broad-based market indexes and the Lipper Balanced Funds Average (LBFA), an average of funds with similar investment objectives. Total returns for the indexes and average shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not
possible to invest directly in an index.      CALENDAR PERIOD SELECT SHARES S&P
500 LBGCBI LBFA 1 Year 15.06% 28.58% 9.47% 15.09% Start of 13.37% 26.76% 8.98%
15.75% Performance1

   1 The Fund's Select Shares start of performance date was May 25, 1994.

PAST PERFORMANCE DOES NOT NECESSARILY PREDICT FUTURE PERFORMANCE. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED MANAGED INCOME PORTFOLIO

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of the Fund. SHAREHOLDER FEES FEES PAID DIRECTLY FROM YOUR INVESTMENT Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering None price) Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price None or redemption proceeds, as applicable) Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other None Distributions) (as a percentage of offering price) Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee2                                                0.75%
Distribution (12b-1) Fee3                                      0.75%
Shareholder Services Fee                                       0.25%
Other Expenses                                                 0.42%
Total Annual Fund Operating Expenses                           2.17%
1 Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These amounts are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended November 30,1999.

    Total Waiver of Fund Expenses                                 0.67%
    Total Actual Annual Fund Operating Expenses (after waivers)   1.50%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this waiver at any time. The management fee paid by the Fund (after the voluntary waiver) for Select Shares was 0.33% for the fiscal year ended November 30, 1999. 3 The distributor voluntarily waived a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver) for Select Shares was 0.50% for the fiscal year ended November 30, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Select Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Select Shares for the time periods indicated and then redeem all of your Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Select Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                     $220
3 Years                    $679
5 Years                  $1,164
10 Years                 $2,503

   WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED MANAGED CONSERVATIVE GROWTH PORTFOLIO

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of the Fund. SHAREHOLDER FEES FEES PAID DIRECTLY FROM YOUR INVESTMENT Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering None price) Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price None or redemption proceeds, as applicable) Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other None Distributions) (as a percentage of offering price) Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee                                                0.75%
Distribution (12b-1) Fee2                                     0.75%
Shareholder Services Fee                                      0.25%
Other Expenses                                                0.28%
Total Annual Fund Operating Expenses                          2.03%
1   Although not contractually obligated to do so, the distributor waived certain amounts. These amounts are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended November 30, 1999.
    Total Waiver of Fund Expenses                                    0.25%
    Total Actual Annual Fund Operating Expenses (after waivers)      1.78%
2 The distributor voluntarily waived a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1)fee paid by the Fund (after the voluntary waiver) for Select Shares was 0.50% for the year ended November 30, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Select Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Select Shares for the time periods indicated and then redeem all of your Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Select Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                     $206
3 Years                    $637
5 Years                  $1,093
10 Years                 $2,358



   WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED MANAGED MODERATE GROWTH PORTFOLIO

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of the Fund. SHAREHOLDER FEES FEES PAID DIRECTLY FROM YOUR INVESTMENT Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering None price) Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price None or redemption proceeds, as applicable) Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other None Distributions) (as a percentage of offering price) Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee                                             0.75%
Distribution (12b-1) Fee2                                  0.75%
Shareholder Services Fee                                   0.25%
Other Expenses                                             0.27%
Total Annual Fund Operating Expenses                       2.02%
1   Although not contractually obligated to do so, the distributor waived certain amounts. These amounts are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended November 30, 1999.
    Total Waiver of Fund Expenses                                     0.25%
    Total Actual Annual Fund Operating Expenses (after waivers)       1.77%
2 The distributor voluntarily waived a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver) for Select Shares was 0.50% for the fiscal year ended November 30, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Select Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Select Shares for the time periods indicated and then redeem all of your Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Select Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                      $205
3 Years                     $634
5 Years                   $1,088
10 Years                  $2,348



   WHAT ARE THE FUND'S FEES AND EXPENSES?

FEDERATED MANAGED GROWTH PORTFOLIO

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of the Fund. SHAREHOLDER FEES FEES PAID DIRECTLY FROM YOUR INVESTMENT Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering None price) Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price None or redemption proceeds, as applicable) Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other None Distributions) (as a percentage of offering price) Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee2                                    0.75%
Distribution (12b-1) Fee3                          0.75%
Shareholder Services Fee                           0.25%
Other Expenses                                     0.45%
Total Annual Fund Operating Expenses               2.20%
1   Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended November 30, 1999.

    Total Waiver of Fund Expenses                                    0.38%
    Total Actual Annual Fund Operating Expenses (after waivers)      1.82%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this waiver at any time. The management fee paid by the Fund (after the voluntary waiver) for Select Shares was 0.62% for the fiscal year ended November 30, 1999. 3 The distributor voluntarily waived a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver) for Select Shares was 0.50% for the fiscal year ended November 30, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Select Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Select Shares for the time periods indicated and then redeem all of your Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Select Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                     $223
3 Years                    $688
5 Years                  $1,180
10 Years                 $2,534



WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?

        Each Fund will primarily invest in two types of assets: equities and fixed income, as follows:

O FMGP will invest 70%-90% of its assets in equity securities, and 10%-30% of its assets in fixed income securities; O FMMGP will invest 50%-70% of its assets in equity securities, and 30%-50% of its assets in fixed income securities; O FMCGP will invest 30%-50% of its assets in equity securities, and 50%-70% of its assets in fixed income securities; and O FMIP will invest 5%-25% of its assets in equity securities, and 75%-95% of its assets in fixed income securities.

g The Adviser manages the Funds based on the view that the investment of each Fund's portfolio over the long term depends primarily on the fact that the portfolio consists of securities from multiple asset categories ("Asset Categories") which include, with respect to a Fund's equity portfolio, the following: large company stocks, small company stocks and foreign stocks; and with respect to a Fund's fixed income portfolio, the following: U.S. government securities, mortgage-backed securities, investment-grade corporate debt, non-investment grade corporate debt ("junk bonds") and foreign fixed income securities. g Of secondary importance to each Fund is the allocation of the portfolio's assets among the Asset Categories in response to market conditions, and the selection of securities within Asset Categories. g Therefore, each Fund pursues its investment objective in the following manner: O by setting long-term ranges for each Fund's portfolio investments in each Asset Category; O by allocating each Fund's portfolio assets among Asset Categories within those defined ranges; and O by actively selecting securities within each of the Asset Categories. g The Adviser will regularly review each Fund's allocation among Asset Categories. The Adviser will attempt to exploit price inefficiencies among the various Asset Categories. For example, the Adviser may move an Asset Category to its upper limit if the Adviser expects that category to offer superior returns relative to other Asset Categories. Likewise, the Adviser may move the Asset Category to its lower limit if the Adviser believes that category is overvalued relative to the other Asset Categories. g The selection of portfolio securities involves an approach specific to each Asset Category. The approach for each category is summarized as follows:

       LARGE COMPANY STOCKS

   With regard to the portion of each Fund's portfolio allocated to large company stocks, each Fund pursues its investment objective by investing in common stock of companies with large market capitalizations. Large market capitalization companies are those which are the 1,000 companies with the largest market capitalization. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. The Adviser invests in companies that offer growth prospects or in companies whose stock is undervalued. Using its own quantitative process, the Adviser rates the future performance potential of companies, selecting the most promising companies for a Fund's portfolio.

SMALL COMPANY STOCKS

   With regard to the portion of each Fund's portfolio allocated to small company stocks, each Fund pursues its investment objective by investing at least 65% of the allocation in equity securities of companies that fall within the market capitalization range of the S&P 600 Small Cap Index (Index). As of ___________, this range was $____ million to $____ billion. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. The Adviser invests in companies that offer growth prospects or in companies whose stock is undervalued. Using its own quantitative process, the Adviser rates the future performance potential of companies, selecting the most promising companies for the Fund's portfolio.

  Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the Adviser limits a Fund's exposure to each business sector that comprises the Index. A Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. Each Fund ordinarily will hold between 100 and 350 companies in its portfolio.

  The Funds will buy securities in initial public offerings. The Funds will participate in such offerings without regard to the issuer's market capitalization. The Adviser will select initial public offerings based solely on its fundamental analysis of the issuer.

FOREIGN STOCKS

   With regard to the portion of each Fund's portfolio allocated to foreign stocks, each Fund pursues its investment objective by investing the allocation in equity securities of companies based outside the United States. The Adviser manages the Funds based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. Selection of industry and country are secondary considerations.

  Using its own quantitative process, the Adviser ranks the future performance potential of companies. The Adviser evaluates each company's earnings potential in light of its current valuation to narrow the list of attractive companies. The Adviser then evaluates management quality and may meet with company representatives, company suppliers, customers, or competitors. The Adviser also reviews the company's financial statements and forecasts of earnings. Based on this information, the Adviser evaluates the sustainability of the company's current growth trends and potential catalysts for increased growth. Using this type of fundamental analysis, the Adviser selects the most promising companies for the Funds' portfolios.

       U.S. GOVERNMENT SECURITIES

   U.S. government securities consist of treasury securities and non-mortgage backed agency securities. The Adviser invests the U.S. government securities portion of the Funds' portfolios by setting an average duration target for the fixed income portion of each Fund. In constructing a portfolio with a targeted average duration, the Adviser generally uses ongoing relative value analysis to compare current yield differences of securities to their historical and expected yield differences.

MORTGAGE BACKED SECURITIES

   Mortgage backed securities generally offer higher yields than comparable non-mortgage backed government securities. The extra yield compensates for prepayment risk. The Adviser attempts to manage prepayment risk by selecting mortgage backed securities with characteristics that make prepayment risk less likely. Characteristics that the Adviser may consider in selecting mortgage backed securities include the interest rate formulas of the underlying mortgages, the index upon which the mortgage rate is based, the length of time the mortgages have been outstanding, and the prior prepayment history of the mortgages.

  The Funds may invest in mortgage-backed securities primarily by investing in another mutual fund (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other mutual fund is managed independently of the Funds and may incur administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.

INVESTMENT GRADE CORPORATE DEBT

   With regard to the allocation in domestic corporate fixed income securities, the Adviser allocates investments among industries and adjusts the credit quality of the portfolio by analyzing current economic and securities market conditions, particularly changes in interest rates and expected trends in corporate earnings. These factors also guide the selection of maturity and duration of portfolio securities. Duration measures the price sensitivity of a fixed income security to changes in interest rates. In selecting a portfolio security, the Adviser analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.

NON-INVESTMENT GRADE CORPORATE DEBT

   The Funds will invest in noninvestment grade securities primarily by investing in another mutual fund (which is not available for general investment by the public) advised by an affiliate of the Adviser. The other mutual fund is managed independently of the Funds and may incur administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest directly in noninvestment grade securities. Although the selection of noninvestment grade domestic corporate securities involves the same factors as investment grade securities, the Adviser gives greater emphasis to its analysis of the issuer.

FOREIGN FIXED INCOME SECURITIES

With regard to the allocation to foreign fixed income securities, each Fund pursues its objective by investing primarily in fixed income securities of foreign governments and their agencies which are members of the Organization for Economic Cooperation and Development.

     The Adviser manages the foreign fixed income allocation to maintain an average AA rating of its portfolio securities. The Adviser uses the J.P. Morgan Global Traded Index Excluding U.S. Index (Global Index) as a benchmark for managing the foreign fixed income allocation. The Adviser looks for opportunities to enhance each Fund's performance by diverging from the Global Index. Such opportunities may cause the Adviser to weight the portfolio differently than the Global Index or to buy securities not represented in the Index. Under ordinary market conditions, however, the duration of the portfolio securities does not deviate more than 25% from the duration of the Global Index. No more than 25% of the foreign fixed income allocation will be invested in any one country. The Funds also intend to invest at least 50% of the foreign fixed income allocation in securities that have received ratings in the two highest rating categories or unrated securities that the Adviser considers of comparable quality.

  The Adviser weighs several factors in selecting investments for the foreign fixed income portfolio. First, the Adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and trade balance. The Adviser then analyzes the country's financial condition, including its credit ratings, government budget, tax base, outstanding public debt and the amount of public debt held outside the country. In connection with this analysis, the Adviser also considers how developments in other countries in the region or the world might affect these factors.

  Using its analysis, the Adviser tries to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt. The Adviser then evaluates available foreign fixed income investments in these countries based upon its outlook for interest and foreign exchange rates. The Adviser tries to select securities that offer the best potential returns consistent with its general portfolio strategy. HEDGING Hedging transactions are intended to reduce specific risks. For example, to protect the Funds against circumstances that would normally cause the Funds' portfolio securities to decline in value, the Funds may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Funds may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Funds' ability to hedge may be limited by the costs of the derivatives contracts. The Funds may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Funds.

PORTFOLIO TURNOVER

Each Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the type of equity security in which the Funds principally invest.

    COMMON STOCKS

    Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

  The following describes the types of fixed income securities in which the Funds principally invest.

    TREASURY SECURITIES

        Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest CREDIT RISKS.

    AGENCY SECURITIES

    Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low CREDIT RISKS, but not as low as treasury securities.

       The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the INTEREST RATE AND PREPAYMENT RISKs of these mortgage backed securities.

CORPORATE DEBT SECURITIES

   Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The CREDIT RISKS of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the PREPAYMENT RISKS of the underlying mortgages.

       COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

    CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different PREPAYMENT and INTEREST RATE RISKS for each CMO class.

        SEQUENTIAL CMOS

        In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

        PACS, TACS AND COMPANION CLASSES

        More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate.

        This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

        IOS AND POS

        CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. POs tend to increase in value when interest rates decline (and prepayments increase) making POs a useful hedge against interest rate risk. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against INTEREST RATE RISKS.

        FLOATERS AND INVERSE FLOATERS

        Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts PREPAYMENT and INTEREST RATE RISKS from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

        Z CLASSES

        CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create INTEREST RATE RISKS for the Fund. Delayed delivery transactions also involve CREDIT RISKS in the event of a counterparty default. These transactions create LEVERAGE RISKS.

        TO BE ANNOUNCED SECURITIES (TBAS)

        As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase INTEREST RATE RISKS because the underlying mortgages may be less favorable than anticipated by the Fund.

        DOLLAR ROLLS

        Dollar rolls are transactions where the Funds sell mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to INTEREST RATE RISKS AND CREDIT RISKS.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if: o it is organized under the laws of, or has a principal office located in, another country; o the principal trading market for its securities is in another country; or o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

   Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to CURRENCY RISKS AND RISKS OF FOREIGN INVESTING. Trading in certain foreign markets is also subject to LIQUIDITY RISKS.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Funds could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Funds realize a gain; if it is less, the Funds realize a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Funds from closing out a position. If this happens, the Funds will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Funds by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Funds and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how the Funds use derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Funds' exposure to INTEREST RATE AND CURRENCY RISKS, and may also expose the Funds to LIQUIDITY AND LEVERAGE RISKS. OTC contracts also expose the Funds to CREDIT RISKS in the event that a counterparty defaults on the contract.

The Funds may trade in the following types of derivative contracts.

    FUTURES CONTRACTS

    Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Funds may buy or sell forward foreign currency exchange contracts, interest rate futures contracts and stock index futures to accommodate cash flows and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

   The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUNDS?

STOCK MARKET RISKS

The value of equity securities in each Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

     The Adviser attempts to manage market risk by limiting the amount each Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Funds will lose money. Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment.

  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

     Credit risk includes the possibility that a party to a transaction involving the Funds will fail to meet its obligations. This could cause the Funds to lose the benefit of the transaction or prevent the Funds from selling or buying other securities to implement their investment strategies.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

     The Adviser attempts to manage currency risk by limiting the amount the Funds invest in securities denominated in a particular currency. However, diversification will not protect the Funds against a general increase in the value of the U.S. dollar relative to other currencies.

       CALL AND PREPAYMENT RISKS

   Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

  If a fixed income security is called, the Funds may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

  Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

  Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less
market demand.            SECTOR RISKS    Companies with similar characteristics
may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

   Trading opportunities are more limited for securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Funds may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Funds' performance. Infrequent trading of securities may also lead to an increase in their price volatility.

  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

     Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS OF FOREIGN INVESTING

   Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Funds and their Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.



WHAT DO SHARES COST?

   You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next calculated net asset value (NAV). If a Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of a Fund's assets may change on days you cannot purchase or redeem Shares.The Funds do not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.

  The required minimum initial investment for each Fund is $1,500. There is no required minimum subsequent investment amount. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW ARE THE FUNDS SOLD?

The Funds offer two share classes: Select Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Select Shares. Each share class has different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

     The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions.

  When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

Each Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of a Fund's Select Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Funds. The Funds reserve the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o        Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to a Fund on the same day and a Fund receives payment within one business day. You will become the owner of Shares and receive dividends when a Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUNDS

o Establish your account with a Fund by submitting a completed New Account Form;
and o    Send your payment to a Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after a Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by a Fund or Federated Shareholder Services Company, the Funds' transfer agent.

  An institution may establish an account and place an order by calling a Fund and the Shares will be priced at the next calculated NAV after a Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Funds or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or o directly from the Funds if you purchased Shares directly from the Funds.

THROUGH AN INVESTMENT PROFESSIONAL

   Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after a Fund receives the order from your investment professional.

DIRECTLY FROM THE FUNDS

BY TELEPHONE

   You may redeem Shares by calling the Funds at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

   You may redeem Shares by mailing a written request to a Fund. You will receive a redemption amount based on the next calculated NAV after a Fund
receives your written request in proper form.     Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317 All requests must include:

o Fund Name and Share Class, account number and account registration; o amount
to be redeemed; and o    signatures of all shareholders exactly as
registered.     Call your investment professional or the Funds if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o    your redemption will be sent to an address of record that was changed
within the last 30 days;     or o a redemption is payable to someone other than
the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

   Although each Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days: o to allow your purchase to clear; o during periods of market volatility; or o when a shareholder's trade activity or amount adversely impacts a Fund's ability
to manage its assets.    You will not accrue interest or dividends on uncashed
checks from a Fund if those checks are undeliverable and returned to a Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Funds. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

   The Funds no longer issue share certificates. If you are redeeming Shares represented by certificates previously issued by the Funds, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Each Fund (except the Income Fund) declares and pays any dividends quarterly to shareholders. The Income Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

  In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or the Funds for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

        Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax Adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUNDS?

   The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser has delegated daily management of some of the Funds' assets to the Sub-Adviser, Federated Global Investment Management Corp., who is paid by the Adviser and not by the Funds based on the portion of foreign securities the Sub-Adviser manages. The Sub-Adviser's address is 175 Water Street, New York, NY 10038-4965.

PORTFOLIO MANAGERS

The portfolio managers for the Funds' individual asset categories are as follows:


NAME (PORTFOLIO       ASSET CATEGORY
MANAGER SINCE)        MANAGED            BIOGRAPHY


JOHN W. HARRIS        Overall            John W. Harris is a portfolio manager for the
(December 1998)       Allocation and     Funds and performs the overall asset allocation

                      Domestic Large     of the Funds' assets among the various asset
                      Company Stocks     categories. In addition, Mr. Harris is a

                                         manager of the U.S.large company stocks asset
                                         category. He has performed these duties since
                                         December 1998. In allocating the Funds' assets,
                                         Mr. Harris evaluates the market environment and
                                         economic outlook, utilizing the services of the
                                         Adviser's Investment Strategy Committee. Mr.
                                         Harris has been a Portfolio Manager and an
                                         Assistant Vice President of the Funds' Adviser
                                         since 1998. Mr. Harris initially joined
                                         Federated in 1987 as an Investment Analyst. He
                                         served as an Investment Analyst and an
                                         Assistant Vice President from 1990 through 1992
                                         and as a Senior Investment Analyst and a Vice
                                         President through May 1993. After leaving the
                                         money management field to travel extensively,
                                         he rejoined Federated in 1997 as a Senior
                                         Investment Analyst. Mr. Harris is a Chartered
                                         Financial Analyst. He received his M.B.A. from
                                         the University of Pittsburgh.

------------------------------------------------------------------------------------------
MICHAEL P. DONNELLY   Domestic Large     Mr. Donnelly joined Federated in 1989 as an
(June 1997)           Company Stocks     Investment Analyst. He served as a Portfolio
                                         Manager from 1994 to 1998 and became a Senior
                                         Portfolio Manager in 1998. He was a Vice
                                         President of the Funds' Adviser from 1994 to
                                         1999. In 1999, Mr. Donnelly became a Senior
                                         Vice President of the Funds' Adviser. Mr.
                                         Donnelly is a Chartered Financial Analyst and
                                         received his M.B.A. from the University of
                                         Virginia.

------------------------------------------------------------------------------------------




JAMES E.              Domestic Large     Mr. Grefenstette joined Federated in 1992 and
GREFENSTETTE          Company Stocks     has been a Portfolio Manager and a Vice
(August 1994)                            President of the Funds' Adviser since 1996.

                                         From 1994 until 1996, Mr. Grefenstette was a
                                         Portfolio Manager and an Assistant Vice
                                         President of the Funds' Adviser. Mr.
                                         Grefenstette is a Chartered Financial Analyst;
                                         he received his M.S. in Industrial
                                         Administration from Carnegie Mellon University.

------------------------------------------------------------------------------------------
SUSAN M. NASON        U.S. Treasury      Ms. Nason joined Federated in 1987 and has been
(Inception)           Securities         a Senior Portfolio Manager and Senior Vice

                                         President of the Funds' Adviser since 1997.
                                         Ms.Nason served as a Portfolio Manager and Vice
                                         President of the Funds' Adviser from 1993 to
                                         1997. Ms. Nason is a Chartered Financial
                                         Analyst and received her M.S.I.A. concentrating
                                         in Finance from Carnegie Mellon University.

------------------------------------------------------------------------------------------
JOSEPH M.             U.S. Treasury      Mr. Balestrino joined Federated in 1986 and has
BALESTRINO            Securities and     been a Senior Portfolio Manager and Senior Vice
(March 1995)          Investment-Grade   President of the Funds' Adviser since 1998. He

                      Corporate Bonds    was a Portfolio Manager and a Vice President of
                                         the Funds' Adviser from 1995 to 1998. Mr.
                                         Balestrino served as a Portfolio Manager and an
                                         Assistant Vice President of the Funds' Adviser
                                         from 1993 until 1995. Mr. Balestrino is a
                                         Chartered Financial Analyst and received his
                                         Master's Degree in Urban and Regional Planning
                                         from the University of Pittsburgh.
------------------------------------------------------------------------------------------





KATHLEEN M.           Mortgage-Backed    Ms. Foody-Malus joined Federated in 1983 and
FOODY-MALUS           Securities         has been a Senior Portfolio Manager since 1996
(Inception)                              and a Vice President of the Funds' Adviser

                                         since 1993. She was a Portfolio Manager and a
                                         Vice President of the Funds' Adviser from 1993
                                         to 1996. Ms.Foody-Malus received her M.B.A. in
                                         Accounting/Finance from the University of

                                         Pittsburgh.

------------------------------------------------------------------------------------------




ROBERT E. CAULEY      Mortgage-Backed    Mr. Cauley joined Federated in 1996 as a Senior
(July 1997)           Securities         Investment Analyst and an Assistant Vice

                                         President of the Funds' Adviser and has been a

                                         Portfolio Manager since 1997. Mr. Cauley has
                                         been a Vice President of the Adviser since
                                         1999. Mr. Cauley was a member of the
                                         Asset-Backed Structuring Group at Lehman
                                         Brothers Holding, Inc. from 1994 to 1996. Mr.
                                         Cauley earned his M.S.I.A., concentrating in
                                         Finance and Economics, from Carnegie Mellon

                                         University.

------------------------------------------------------------------------------------------
JOHN T. GENTRY        Investment Grade   Mr. Gentry joined Federated in 1995 as an
(July 1997)           Corporate Bonds    Investment Analyst and has been a Senior

                                         Investment Analyst and an Assistant Vice
                                         President of the Funds' Adviser since 1997. Mr.
                                         Gentry served as a Senior Treasury Analyst at
                                         Sun Company, Inc. from 1991 to 1995. Mr. Gentry
                                         is a Chartered Financial Analyst and earned his
                                         M.B.A., with concentrations in Finance and
                                         Accounting, from Cornell University.

------------------------------------------------------------------------------------------
MARK E. DURBIANO      High Yield         Mr. Durbiano joined Federated in 1982 and has
(Inception)           Corporate Bonds    been a Senior Portfolio Manager and a Senior

                                         Vice President of the Funds' Adviser
                                         since 1996. From 1988 through 1995, Mr.
                                         Durbiano was a Portfolio Manager and a
                                         Vice President of the Funds' Adviser.
                                         Mr.Durbiano is a Chartered Financial
                                         Analyst and received his M.B.A. in
                                         Finance from the University of
                                         Pittsburgh.

------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
ROBERT M. KOWIT       Foreign Bonds      Mr. Kowit joined Federated in 1995 as a
(November 1995)                          Portfolio Manager and a Vice President of the

                                         Funds' Sub-Adviser. Mr. Kowit served as a
                                         Managing Partner of Copernicus Global Asset
                                         Management from January 1995 through October
                                         1995. From 1990 to 1994, he served as Senior
                                         Vice President/Portfolio Manager of
                                         International Fixed Income and Foreign Exchange
                                         for John Hancock Advisers. Mr. Kowit received
                                         his M.B.A. from Iona College with a
                                         concentration in finance.

------------------------------------------------------------------------------------------
MICHEAL W. CASEY,     Foreign Bonds      Mr. Casey joined Federated in 1996 as a Senior
PH. D.                                   Investment Analyst and an Assistant Vice
(January 1997)                           President. Mr. Casey currently serves as a

                                         Senior Portfolio Manager and has been a Vice
                                         President of the Sub-Adviser since 1998. Mr.
                                         Casey served as an International Economist and
                                         Portfolio Strategist for Maria Fiorini Ramirez
                                         Inc. from 1990 to 1996. Mr. Casey earned a
                                         Ph.D. concentrating in economics from The New
                                         School for Social Research and a M.Sc. from the
                                         London School of Economics.

------------------------------------------------------------------------------------------





LINDA A. DUESSEL      Utility Stocks     Ms. Duessel joined Federated in 1991 and has
(February 1997)                          been a Portfolio Manager and a Vice President

                                         of the Funds' Adviser since 1995. Ms. Duessel
                                         was a Senior Investment Analyst and an
                                         Assistant Vice President of the Funds' Adviser
                                         from 1991 until 1995. Ms. Duessel is a
                                         Chartered Financial Analyst and received her
                                         M.S. in Industrial Administration from Carnegie

                                         Mellon University.

------------------------------------------------------------------------------------------




STEVEN J. LEHMAN      Utility Stocks     Mr. Lehman joined the Funds' Adviser in May
(December 1995)                          1997 as a Portfolio Manager and a Vice

                                         President. He has been a Senior Portfolio
                                         Manager since 1998. From 1986 to 1997, Mr.
                                         Lehman served as a Portfolio Manager, then Vice
                                         President/Senior Portfolio Manager, at First
                                         Chicago NBD. Mr. Lehman is a Chartered
                                         Financial Analyst; he received his M.A. from
                                         the University of Chicago.

------------------------------------------------------------------------------------------
AASH M. SHAH          Domestic Small     Mr. Shah joined Federated in 1993 and has been
(June 1997)           Company Stocks     a Portfolio Manager and a Vice President of the

                                         Funds Adviser since January 1997. Mr. Shah was
                                         a Portfolio Manager and served as an Assistant
                                         Vice President of the Adviser from 1995 to
                                         1996, and as an Investment Analyst from 1993 to
                                         1995. Mr. Shah received his Masters in
                                         Industrial Administration from Carnegie Mellon
                                         University with a concentration in finance and
                                         accounting. Mr. Shah is a Chartered Financial

                                         Analyst.

------------------------------------------------------------------------------------------
KEITH J. SABOL        Domestic Small     Mr. Sabol joined Federated in 1994 and has been
(June 1997)           Company Stocks     a Portfolio Manager since 1996 and a Vice

                                         President of the Funds' Adviser since 1998. Mr.
                                         Sabol was an Investment Analyst, and then
                                         Equity Research Coordinator for the Funds'
                                         Adviser from 1994 to 1996. Mr. Sabol is a
                                         Chartered Financial Analyst; he earned his M.S.
                                         in Industrial Administration from Carnegie

                                         Mellon University.

------------------------------------------------------------------------------------------
ALEXANDRE DE          Foreign Stocks     Mr. de Bethmann joined Federated in 1995 as a
BETHMANN                                 Senior Portfolio Manager and a Vice President
(November 1995)                          of the Funds' Sub-Adviser. Mr. de Bethmann

                                         served as Assistant Vice President/Portfolio

                                         Manager for Japanese and Korean equities at the
                                         College Retirement Equities Fund from 1994 to
                                         1995. Mr. de Bethmann received his M.B.A. in
                                         Finance from Duke University.

------------------------------------------------------------------------------------------
FRANK SEMACK          Foreign Stocks     Mr. Semack joined Federated in 1995 as a Senior
(November 1995)                          Portfolio Manager and a Vice President of the

                                         Funds' Sub-Adviser. Mr. Semack served as an
                                         Investment Analyst at Omega Advisers, Inc. from
                                         1993 to 1994. Mr. Semack received his M.Sc. in
                                         economics from the London School of Economics.

------------------------------------------------------------------------------------------

The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

YEAR 2000 READINESS

   The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Funds, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

     Year 2000 problems would also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Funds may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Arthur Andersen LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Reports.

   FEDERATED MANAGED ALLOCATION PORTFOLIOS

Federated Managed Income Portfolio
Federated Managed Conservative Growth Portfolio
Federated Managed Moderate Growth Portfolio
Federated Managed Growth Portfolio

SELECT SHARES

JANUARY 31, 2000

A Statement of Additional Information (SAI) dated January 31, 2000 is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Reports' Management Discussions & Analyses discuss market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, and Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Funds at 1-800-341-7400. You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

INVESTMENT COMPANY ACT FILE NO. 811-7129
CUSIP 000000000

CUSIP 000000000
CUSIP 000000000
CUSIP 000000000

G00873-04-SEL (100)

STATEMENT OF ADDITIONAL INFORMATION

   FEDERATED MANAGED ALLOCATION PORTFOLIOS
(FORMERLY, MANAGED SERIES TRUST)

     FEDERATED MANAGED INCOME PORTFOLIO(FORMERLY, FEDERATED MANAGED INCOME FUND)

     FEDERATED MANAGED CONSERVATIVE GROWTH PORTFOLIO(FORMERLY, FEDERATED MANAGED GROWTH AND INCOME FUND)

     FEDERATED MANAGED MODERATE GROWTH PORTFOLIO(FORMERLY, FEDERATED MANAGED GROWTH FUND)

     FEDERATED MANAGED GROWTH PORTFOLIO(FORMERLY, FEDERATED MANAGED AGGRESSIVE GROWTH FUND)



INSTITUTIONAL SHARES
SELECT SHARES

   This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for the Funds, dated January 31, 2000.

The SAI incorporates by reference the Funds' Annual Reports. Obtain a prospectus or the Annual Report without charge by calling 1-800-341-7400.

january 31, 2000

CONTENTS

   How are the Funds Organized? 1
Securities in Which the Funds Invest 1
What do Shares Cost? 14
How are the Funds Sold? 15
Subaccounting Services 15
Redemption in Kind 15
Massachusetts Partnership Law 16
Account and Share Information 16
Tax Information 16
Who Manages and Provides Services to the Funds? 17
How Do the Funds Measure Performance? 23
Who is Federated Investors, Inc.? 26
Financial Information 28
Investment Ratings 29
Addresses Back Cover

   CUSIP 000000000 CUSIP 000000000 CUSIP 000000000 CUSIP 000000000 CUSIP
000000000 CUSIP 000000000 CUSIP 000000000 CUSIP 000000000

G00873-05 (1/00)

HOW ARE THE FUNDS ORGANIZED?

   Each Fund is a diversified portfolio of Federated Managed Allocation Portfolios (the Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 15, 1993. The Trust may offer separate series of shares representing interests in separate portfolios of securities. Effective January 31, 2000, the Trust changed its name from Managed Series Trust to Federated Managed Allocation Portfolios and Federated Managed Income Fund, Federated Managed Growth and Income Fund, Federated Managed Growth Fund, and Federated Managed Aggressive Growth Fund changed their names to Federated Managed Income Portfolio, Federated Managed Conservative Growth Portfolio, Federated Managed Moderate Growth Portfolio and Federated Managed Growth Portfolio, respectively.

The Board of Trustees (the Board) has established two classes of shares of each Fund, known as Institutional Shares and Select Shares (Shares). This SAI relates to both classes of Shares. The Funds' investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former Adviser to the Funds, became Federated Investment Management Company (formerly, Federated Advisers).

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following securities for any purpose that is consistent with its investment objective. Following is a table that indicates which types of securities are a:

o P = PRINCIPAl investment of a Fund; (shaded in chart) o A = ACCEPTABLe (but not principal) investment of a Fund; or o N = NOT AN ACCEPTABLe investment of a Fund.

----------------------------------------------------- ----------- -------------- ------------- -------------
   SECURITIES                                         INCOME      CONSERVATIVE     MODERATE       GROWTH
                                                      PORTFOLIO      GROWTH         GROWTH      PORTFOLIO

                                                                    PORTFOLIO     PORTFOLIO

----------------------------------------------------- ----------- -------------- ------------- -------------

-----------------------------------------------------
                                                      ----------- -------------- ------------- -------------
   COMMON STOCKS                                          A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
      LARGE COMPANY STOCKS                                P             P             P             P

                                                      -----------                ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
      SMALL COMPANY STOCKS                                N             P             P             P

-----------------------------------------------------             -------------- ------------- -------------
----------------------------------------------------- -----------                ------------- -------------

                                                      ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   PREFERRED STOCKS                                       A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   INTERESTS IN OTHER LIMITED LIABILITY COMPANIES         A             A             A             A
----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   REAL ESTATE INVESTMENT TRUSTS                          A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   WARRANTS                                               A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   TREASURY SECURITIES                                    P             P             P             P

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   AGENCY SECURITIES                                      P             P             P             P

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   CORPORATE DEBT SECURITIES                              P             P             P             P

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   HIGH-YIELD CORPORATE DEBT SECURITIES4                  P             P             P             P

----------------------------------------------------- ----------- --------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   MORTGAGE-BACKED SECURITIES                             P             P             P             P

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   ASSET BACKED SECURITIES                                A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   ZERO COUPON SECURITIES                                 A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   CREDIT ENHANCEMENT                                     A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
CONVERTIBLE SECURITIES                                    A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
FOREIGN SECURITIES                                        A             A             A             A

----------------------------------------------------- -----------                ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
    FOREIGN STOCKS                                        A             P             P             P

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
    DEPOSITARY RECEIPTS                                   A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
    FOREIGN EXCHANGE CONTRACTS                            A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
    FOREIGN GOVERNMENT SECURITIES                         P             P             P             P

-----------------------------------------------------
----------------------------------------------------- ----------- -------------- ------------- -------------
DERIVATIVE CONTRACTS                                      P             P             P             P

----------------------------------------------------- ----------- -------------- ------------- -------------
-----------------------------------------------------
    FUTURES CONTRACTS                                     P             P             P             P

-----------------------------------------------------
----------------------------------------------------- ----------- -------------- ------------- -------------
    OPTIONS                                               A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
-----------------------------------------------------
    HYBRID INSTRUMENTS                                    A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
    SWAPS                                                 A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------

----------------------------------------------------- ----------- -------------- ------------- -------------
    REPURCHASE AGREEMENTS                                 A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
    REVERSE REPURCHASE AGREEMENTS                         A             A             A             A

-----------------------------------------------------
                                                      ----------- -------------- ------------- -------------
    DELAYED DELIVERY TRANSACTIONS1                        P             P             P             P

----------------------------------------------------- ----------- -------------- ------------- -------------
                                                      ----------- -------------- ------------- -------------
    SECURITIES LENDING                                    A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
                                                      ----------- -------------- ------------- -------------
    SECURITIES OF OTHER INVESTMENT COMPANIES              A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
-----------------------------------------------------
    ASSET COVERAGE                                        A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------


1. The Funds do not intend to engage in such transactions to an extent that would cause the segregation of more than 20% of the total value of a Fund's assets.

2.

    SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the additional types of equity securities in which the Funds invest.

    COMMON STOCKS

    Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

    PREFERRED STOCKS

       Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

    INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

    Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

    REAL ESTATE INVESTMENT TRUSTS (REITS)

    REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

    WARRANTS

    Warrants give the Funds the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Funds may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the MARKET RISKS of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds invest.

    TREASURY SECURITIES

        Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

    AGENCY SECURITIES

       Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

    The Funds treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the MARKET and PREPAYMENT RISKS of these mortgage backed securities.

    CORPORATE DEBT SECURITIES

    Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The CREDIT RISKS of corporate debt securities vary widely amount issuers.

       In addition, the credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

    MORTGAGE BACKED SECURITIES

    Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs.

    Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the PREPAYMENT RISKS of the underlying mortgages.

        COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

           CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different PREPAYMENT and INTEREST RATE RISKS for each CMO class.

           SEQUENTIAL CMOS

           In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

           PACS, TACS AND COMPANION CLASSES

           More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate.

           This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

           IOS AND POS

           CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. POs tend to increase in value when interest rates decline (and prepayments increase) making POs a useful hedge against interest rate risk. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against INTEREST RATE RISKS.

           FLOATERS AND INVERSE FLOATERS

           Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts PREPAYMENT and INTEREST RATE RISKS from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

           Z CLASSES

           CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments.

    ASSET BACKED SECURITIES

    Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. The Funds may also purchase mortgage-related asset backed securities such as home equity loans, second mortgages, and manufactured housing obligations. Asset backed securities have PREPAYMENT RISKS.

    Like mortgage-backed securities, asset backed securities may be issued by a private entity and, although these securities must be investment grade, they can present a credit risk.

    ZERO COUPON SECURITIES

       Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the INTEREST RATE and CREDIT RISKS of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

    There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

    CREDIT ENHANCEMENT

       Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

    Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES

   Convertible securities are fixed income securities that the Funds have the option to exchange for equity securities at a specified conversion price. The option allows the Funds to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Funds to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

   The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to CURRENCY RISKS and RISKS OF FOREIGN INVESTING. Trading in certain foreign markets is also subject to LIQUIDITY RISKS.

    DEPOSITARY RECEIPTS

       Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts
    (GDRs), and International Depositary receipts (IDRs), are traded globally or outside the United States. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including CURRENCY RISKS and RISKS OF FOREIGN INVESTING.

    FOREIGN EXCHANGE CONTRACTS

    In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, a Fund agrees to exchange one currency for another at the current exchange rate. A Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to CURRENCY RISKS.

    FOREIGN GOVERNMENT SECURITIES

    Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

    Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

   Depending upon how the Funds use derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to INTEREST RATE and CURRENCY RISKS, and may also expose a Fund to LIQUIDITY AND LEVERAGE RISKS. OTC contracts also expose the Funds to CREDIT RISKS in the event that a counterparty defaults on the contract.

The Funds may trade in the following types of derivative contracts.

    FUTURES CONTRACTS

    Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

    The Funds may buy or sell forward foreign currency exchange contracts, interest rate futures contracts and stock index futures to accommodate cash flows and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions.

    OPTIONS

    Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

    The Funds may buy and sell options on foreign currencies, foreign currency futures, securities and securities indexes to manage interest rate and currency risks. The Funds may write call options on securities which they own to generate income.

    HYBRID INSTRUMENTS

    Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

       The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater INTEREST RATE RISKS than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Funds to LEVERAGE RISKS or carry LIQUIDITY RISKS.

    SWAPS

    Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, a Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Funds may use include:

           INTEREST RATE SWAPS

           Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

           CAPS AND FLOORS

           Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

           TOTAL RETURN SWAPS

           Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

SPECIAL TRANSACTIONS

    REPURCHASE AGREEMENTS

    Repurchase agreements are transactions in which the Funds buy a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Funds' return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

    The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

    Repurchase agreements are subject to CREDIT RISKS.

    REVERSE REPURCHASE AGREEMENTS

    Reverse repurchase agreements are repurchase agreements in which the Funds are the sellers (rather than the buyers) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Funds. Reverse repurchase agreements are subject to CREDIT RISKS. In addition, reverse repurchase agreements create LEVERAGE RISKS because the Funds must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

       DELAYED DELIVERY TRANSACTIONS

    Delayed delivery transactions, including when issued transactions, are arrangements in which the Funds buy securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. The Funds record the transaction when they agree to buy the securities and reflect their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create INTEREST RATE RISKS for the Funds. Delayed delivery transactions also involve CREDIT RISKS in the event of a counterparty default. These transactions create LEVERAGE RISKS.

        TO BE ANNOUNCED SECURITIES (TBAS)

           As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Funds and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase INTEREST RATE RISKS because the underlying mortgages may be less favorable than anticipated by the Funds.

        DOLLAR ROLLS

        Dollar rolls are transactions where the Funds sell mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to INTEREST RATE RISKS AND CREDIT RISKS.

    SECURITIES LENDING

    The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Funds receive cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Funds the equivalent of any dividends or interest received on the loaned securities.

    The Funds will reinvest cash collateral in securities that qualify as an acceptable investment for the Funds. However, the Funds must pay interest to the borrower for the use of cash collateral.

       Loans are subject to termination at the option of the Funds or the borrower. The Funds will not have the right to vote on securities while they are on loan, but they will terminate a loan in anticipation of any important vote. The Funds may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to INTEREST RATE RISKS AND CREDIT RISKS. These transactions create LEVERAGE RISKS.

SECURITIES OF OTHER INVESTMENT COMPANIES

   Each Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its univested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of other investment companies may be subject to such duplicate expenses.

Effective March 1, 1999, the Funds may invest in mortgage-backed securities primarily by investing in another mutual fund (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other mutual fund is managed independently of the Funds and may incur administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Funds will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Funds' obligations. Unless the Funds have other readily marketable assets to set aside, they cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Funds to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RISKS

STOCK MARKET RISKS

g The value of equity securities in each Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline and you could lose money. g The Adviser attempts to manage market risk by limiting the amount each Fund invests in each company. However, diversification will not protect a Fund against widespread or prolonged declines
in the stock market.    INTEREST RATE RISKS g Prices of fixed income securities
rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities
to fall while the prices of other securities rise or remain unchanged.     g
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. CREDIT RISKS g Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Funds will lose
money. g    Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit
assessment.     g Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the
spread will cause the price of the security to decline. g    Credit risk
includes the possibility that a party to a transaction involving the Funds will fail to meet its obligations. This could cause the Funds to lose the benefit of the transaction or prevent the Funds from selling or buying other securities to
implement their investment strategies.     CURRENCY RISKS g Exchange rates for
currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities
traded exclusively in the U.S. G    The Adviser attempts to manage currency risk
by limiting the amount the Funds invest in securities denominated in a particular currency. However, diversification will not protect the Funds against a general increase in the value of the U.S. dollar relative to other
currencies.     CALL AND PREPAYMENT RISKS G Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may
reduce the security's price. g    If a fixed income security is called, the
Funds may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics. g Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities. g For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities. g Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities. g Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less
market demand.     g         SECTOR RISKS G    Companies with similar
characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally
affect that sector.     RISKS RELATED TO COMPANY SIZE g Generally, the smaller
the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares
by the current market price per share. g    Companies with smaller market
capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market
capitalizations.     RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES g
Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading
market may be more limited.    RISKS OF FOREIGN INVESTING

g Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. g Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States. g Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's
investments.     LEVERAGE RISKS g Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for
gain. LIQUIDITY RISKS g    Trading opportunities are more limited for equity
securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Funds may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Funds' performance. Infrequent trading of securities may also lead to an
increase in their price volatility.     g Liquidity risk also refers to the
possibility that the Funds may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Funds will be required to continue to hold the security or keep the position open, and the Funds could incur losses. g OTC derivative contracts generally carry greater
liquidity risk than exchange-traded contracts. g     FUNDAMENTAL INVESTMENT
OBJECTIVES AND POLICIES

FUND                                         OBJECTIVE
Federated Managed Income Portfolio           To seek total return with an

                                             emphasis on income and potential
                                             for capital appreciation

Federated Managed Conservative Growth        To seek total return with an
Portfolio                                    emphasis on income and capital

                                             appreciation

Federated Managed Moderate Growth Portfolio  To seek capital appreciation with income as a secondary objective

Federated Managed Growth Portfolio           To seek capital appreciation

     The investment objectives may not be changed by the Funds' Trustees without shareholder approval.

INVESTMENT LIMITATIONS

   DIVERSIFICATION OF INVESTMENTS

  With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if a Fund would own more than 10% of the outstanding voting securities of that issuer. BORROWING MONEY AND ISSUING SENIOR SECURITIES

  A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

INVESTING IN REAL ESTATE

  A Fund may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner. INVESTING IN COMMODITIES

  The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities.

UNDERWRITING

  A Fund may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933. LENDING CASH OR SECURITIES

  A Fund may not make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests. CONCENTRATION OF INVESTMENTS

  A Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.



   THE ABOVE LIMITATIONS CANNOT BE CHANGED BY THE BOARD OF TRUSTEES (BOARD) UNLESS AUTHORIZED BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

BUYING ON MARGIN

  A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that a Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments. PLEDGING ASSETS

  A Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissable borrowing or to collateral arrangements in connection with permissable activities. INVESTING IN ILLIQUID SECURITIES

  A Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of a Fund's net assets.
       Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation
of such restriction.           As a matter of non-fundamental policy, for
purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities. In applying a Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of a Fund's total assets in any one industry will constitute "concentration."

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." DETERMINING MARKET VALUE OF SECURITIES

Market values of a Fund's portfolio securities are determined as follows:

g for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

g in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

g    for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service; g futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair
market value;     g for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

g for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

       TRADING IN FOREIGN SECURITIES

   Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value
(NAV), the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

        Each Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of a Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?

        Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


   RULE 12B-1 PLAN(SELECT SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Select Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Select Share redemptions. Also, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

   For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

        The Funds may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

   Investment professionals may be paid fees out of the assets of the
     Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related services or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

   Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as each Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

   Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Funds. To protect their shareholders, the Funds have filed legal documents with Massachusetts that expressly disclaim the liability of their shareholders for acts or obligations of the Funds.

In the unlikely event a shareholder is held personally liable for the Funds' obligations, the Funds are required by the Declaration of Trust to use their property to protect or compensate the shareholder. On request, the Fundswill defend any claim made and pay any judgment against a shareholder for any act or obligation of the Funds. Therefore, financial loss resulting from liability as a shareholder will occur only if a Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

   Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

     As of January __, 2000 the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Shares of the Funds:

[TO BE FILED BY AMENDMENT.]



TAX INFORMATION

FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to registered investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

   Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by a Fund.

FOREIGN INVESTMENTS

   If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of a Fund's assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

   If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, a Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES

   The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of four funds and the Federated Fund Complex is comprised OF 54 investment companies, whose investment advisers are affiliated with the Funds' Adviser.

As of January __, 2000 the Funds' Board and Officers as a group owned less than 1% of the Funds' outstanding Shares.


          NAME                                                                                     TOTAL
        BIRTHDATE                                                              AGGREGATE        COMPENSATION
         ADDRESS                         PRINCIPAL OCCUPATIONS                COMPENSATION       FROM TRUST
   POSITION WITH TRUST                     FOR PAST 5 YEARS                    FROM TRUST     AND FUND COMPLEX


JOHN F. DONAHUE*#+            Chief Executive Officer and Director or              $0            $0 for the
Birth Date: July 28, 1924     Trustee of the Federated Fund Complex,                            Trust and 54
Federated Investors           Chairman and Director, Federated                                     other
Tower                         Investors, Inc.; Chairman and Trustee,                             investment
1001 Liberty Avenue           Federated Investment Management Company;                          companies in
Pittsburgh, PA                Chairman and Director, Federated                                    the Fund
CHAIRMAN AND TRUSTEE          Investment Counseling and Federated Global                          Complex
                              Investment Management Corp..; Chairman,
                              Passport Research, Ltd.

THOMAS G. BIGLEY              Director or Trustee of the Federated Fund          $_____        $_____ for the
Birth Date: February 3,       Complex; Director, Member of Executive                             Trust and
1934                          Committee, Children's Hospital of                                    other
15 Old Timber Trail           Pittsburgh; Director, Robroy Industries,                           investment
Pittsburgh, PA                Inc. (coated steel conduits/computer                              companies in
TRUSTEE                       storage equipment); formerly: Senior                            the Fund Complex
                              Partner, Ernst & Young LLP; Director, MED
                              3000 Group, Inc. (physician practice
                              management); Director, Member of Executive
                              Committee, University of Pittsburgh.

JOHN T. CONROY, JR.           Director or Trustee of the Federated Fund          $_____        $_____ for the
Birth Date: June 23, 1937     Complex; President, Investment Properties                         Trust and __
Wood Commercial Dept.         Corporation; Senior Vice President,                                  other
John R. Wood Associates,      John R. Wood and Associates, Inc.,                                 investment
Inc. Realtors                 Realtors; Partner or Trustee in private                           companies in
3255 Tamiami Trail North      real estate ventures in Southwest Florida;                      the Fund Complex
Naples, FL                    formerly: President, Naples Property
TRUSTEE                       Management, Inc. and Northgate Village
                              Development Corporation.

NICHOLAS CONSTANTAKIS         Director or Trustee of the Federated Fund          $_____        $_____for the
Birth Date: September 3,      Complex; formerly: Partner, Andersen                               Trust and
1939                          Worldwide SC.                                                       __ other
175 Woodshire Drive                                                                              investment
Pittsburgh, PA                                                                                   companies
TRUSTEE                                                                                         in the Fund
                                                                                                  Complex

WILLIAM J. COPELAND           Director or Trustee of the Federated Fund          $_____        $_____ for the
Birth Date: July 4, 1918      Complex; Director and Member of the                               Trust and __
One PNC Plaza-23rd Floor      Executive Committee, Michael Baker Corp.                             other
Pittsburgh, PA                (engineering, construction, operations,                            investment
TRUSTEE                       and technical services); Chairman,                                companies in
                              Pittsburgh Foundation; Director, Forbes                         the Fund Complex
                              Fund (philanthropy); formerly: Vice

                              Chairman and Director, PNC Bank, N.A. and
                              PNC Bank Corp.; Director, Ryan Homes, Inc.

                              Previous Positions: Director, United
                              Refinery; Director, Forbes Fund; Chairman,
                              Pittsburgh Foundation; Chairman,
                              Pittsburgh Civic Light Opera; Chairman,
                              Health Systems Agency of Allegheny County;
                              Vice President, United Way of Allegheny
                              County; President, St. Clair Hospital;
                              Director, Allegheny Hospital.

JOHN F. CUNNINGHAM++          Director or Trustee of some of the                 $_____       $__ for the
Birth Date: March 5, 1943     Federated Fund Complex; Chairman,                               Trust and __
353 El Brillo Way             President and Chief Executive Officer,                          other
Palm Beach, FL                Cunningham & Co., Inc. (strategic business                      investment
TRUSTEE                       consulting); Trustee Associate, Boston                          companies in
                              College; Director, Iperia Corp.                                 the Fund Complex
                              (communications/software); formerly:

                              Director, Redgate Communications and EMC
                              Corporation (computer storage systems) .

                              Previous Positions: Chairman of the Board and Chief Executive Officer, Computer
                              Consoles, Inc., President and Chief
                              Operating Officer, Wang Laboratories;
                              Director, First National Bank of Boston;
                              Director, Apollo Computer, Inc.

LAWRENCE D. ELLIS, M.D.*      Director or Trustee of the Federated Fund          $_____        $_____ for the
Birth Date: October 11,       Complex; Professor of Medicine, University                        Trust and __
1932                          of Pittsburgh; Medical Director,                                     other
3471 Fifth Avenue             University of Pittsburgh Medical Center -                          investment
Suite 1111                    Downtown; Hematologist, Oncologist, and                           companies in
Pittsburgh, PA                Internist, University of Pittsburgh                             the Fund Complex
TRUSTEE                       Medical Center; Member, National Board of
                              Trustees, Leukemia Society of America.

PETER E. MADDEN               Director or Trustee of the Federated Fund          $_____        $_____ for the
Birth Date: March 16,         Complex; formerly: Representative,                                Trust and __
1942                          Commonwealth of Massachusetts General                                other
One Royal Palm Way            Court; President, State Street Bank and                            investment
100 Royal Palm Way            Trust Company and State Street                                    companies in
Palm Beach, FL                Corporation.                                                    the Fund Complex
TRUSTEE

                              Previous Positions: Director, VISA USA and
                              VISA International; Chairman and Director,
                              Massachusetts Bankers Association;
                              Director, Depository Trust Corporation;
                              Director, The Boston Stock Exchange.

CHARLES F. MANSFIELD,         Director or Trustee of some of the                 $_____       $___ for the
JR.++                         Federated Fund Complex; Management                              Trust and __
Birth Date: April 10,         Consultant.                                                     other
1945                                                                                          investment
80 South Road                 Previous Positions: Chief Executive                             companies in
Westhampton Beach, NY         Officer, PBTC International Bank; Partner,                      the Fund Complex
TRUSTEE                       Arthur Young & Compnay (now Ernst & Young
                              LLP); Chief Financial Officer of Retail Banking
                              Sector, Chase Manhattan Bank; Senior Vice
                              President, Marine Midland Bank; Vice President,
                              Citibank; Assistant Professor of Banking and
                              Finance, Frank G. Zarb School of Business, Hofstra
                              University.

JOHN E. MURRAY, JR.,          Director or Trustee of the Federated Fund          $_____        $_____ for the
J.D., S.J.D.#                 Complex; President, Law Professor,                                Trust and __
Birth Date: December 20,      Duquesne University; Consulting Partner,                             other
1932                          Mollica & Murray; Director, Michael Baker                          investment
President, Duquesne           Corp. (engineering, construction,                                 companies in
University                    operations and technical servivces).                            the Fund Complex
Pittsburgh, PA

TRUSTEE                       Previous Positions: Dean and Professor of
                              Law, University of Pittsburgh School of
                              Law; Dean and Professor of Law, Villanova
                              University School of Law.

MARJORIE P. SMUTS             Director or Trustee of the Federated Fund          $_____        $_____ for the
Birth Date: June 21, 1935     Complex; Public                                                   Trust and __
4905 Bayard Street            Relations/Marketing/Conference Planning.                             other
Pittsburgh, PA                                                                                   investment
TRUSTEE                       Previous Positions: National Spokesperson,                        companies in
                              Aluminum Company of America; television the Fund
                              Complex producer; business owner.

JOHN S. WALSH++               Director or Trustee of some of the                  $__         $_____ for the
Birth Date: November 28,      Federated Fund Complex; President and                           Trust and __
1957                          Director, Heat Wagon, Inc. (manufacturer                        other
2007 Sherwood Drive           of construction temporary heaters);                             investment
Valparaiso, IN                President and Director, Manufacturers                           companies in
TRUSTEE                       Products, Inc. (distributor of portable                         the Fund Complex
                              construction heaters); President, Portable
                              Heater Parts, a division of Manufacturers
                              Products, Inc.; Director, Walsh & Kelly,
                              Inc. ((heavy highway contractor);
                              formerly: Vice President, Walsh & Kelly,

                              Inc.

GLEN R. JOHNSON*              Staff member, Federated Securities Corp.             $0            $0 for the
Birth Date: May 2, 1929                                                                         Trust and __
Federated Investors Tower                                                                          other
1001 Liberty Avenue                                                                              investment
Pittsburgh, PA                                                                                  companies in
PRESIDENT AND TRUSTEE                                                                         the Fund Complex
J. CHRISTOPHER DONAHUE*+      President or Executive Vice President of             $0            $0 for the
Birth Date: April 11,         the Federated Fund Complex; Director or                           Trust and __
1949                          Trustee of some of the Funds in the                                  other
Federated Investors Tower     Federated Fund Complex; President, Chief                           investment
1001 Liberty Avenue           Executive Officer and Director, Federated                         companies in
Pittsburgh, PA                Investors, Inc.; President and Trustee,                         the Fund Complex
EXECUTIVE VICE PRESIDENT      Federated Investment Management Company;
AND TRUSTEE                   President and Trustee, Federated

                              Investment Counseling; President and Director,
                              Federated Global Investment Management Corp.;
                              President, Passport Research, Ltd.; Trustee,
                              Federated Shareholder Services Company; Director,
                              Federated Services Company.




EDWARD C. GONZALES            Trustee or Director of some of the Funds             $0           $__ for the
Birth Date: October 22,       in the Federated Fund Complex; President,                         Trust and __
1930                          Executive Vice President and Treasurer of                            other
Federated Investors Tower     some of the Funds in the Federated Fund                            investment
1001 Liberty Avenue           Complex; Vice Chairman, Federated                                company in the
Pittsburgh, PA                Investors, Inc.; Vice President, Federated                        Fund Complex
EXECUTIVE VICE PRESIDENT      Investment Management Company and
                              Federated Investment Counseling, Federated
                              Global Investment Management Corp. and
                              Passport Research, Ltd.; Executive Vice
                              President and Director, Federated
                              Securities Corp.; Trustee, Federated
                              Shareholder Services Company.

JOHN W. MCGONIGLE             Executive Vice President and Secretary of            $0           $__ for the
Birth Date: October 26,       the Federated Fund Complex; Executive Vice                        Trust and __
1938                          President, Secretary, and Director,                                  other
Federated Investors Tower     Federated Investors, Inc.; Trustee,                                investment
1001 Liberty Avenue           Federated Investment Management Company                           companies in
Pittsburgh, PA                and Federated Investment Counseling;                            the Fund Complex
EXECUTIVE VICE PRESIDENT      Director, Federated Global Investment
AND SECRETARY                 Management Corp., Federated Services

                              Company and Federated Securities Corp.

RICHARD B. FISHER             President or Vice President of some of the           $0            $0 for the
Birth Date: May 17, 1923      Funds in the Federated Fund Complex;                              Trust and __
Federated Investors Tower     Director or Trustee of some of the Funds                             other
1001 Liberty Avenue           in the Federated Fund Complex; Executive                           investment
Pittsburgh, PA                Vice President, Federated Investors, Inc.;                        companies in
VICE PRESIDENT                Chairman and Director, Federated                                the Fund Complex
                              Securities Corp.

RICHARD J. THOMAS             Treasurer of the Federated Fund Complex;             $0            $0 for the
Birth Date: June 17, 1954     Vice President - Funds Financial Services                         Trust and 54
Federated Investors Tower     Division, Federated Investors, Inc.;                                 other
1001 Liberty Avenue           formerly: various management positions                             investment
Pittsburgh, PA                within Funds Financial Services Division                          companies in
TREASURER                     of Federated Investors, Inc.                                    the Fund Complex

J. THOMAS MADDEN              Chief Investment Officer of these Funds              $0            $0 for the
Birth Date: October 22,       and various other Funds in the Federated                          Trust and __
1945                          Fund Complex; Executive Vice President,                              other
Federated Investors Tower     Federated Investment Counseling, Federated                         investment
1001 Liberty Avenue           Global Investment Management Corp.,                               companies in
Pittsburgh, PA                Federated Investment Management Company                         the Fund Complex
CHIEF INVESTMENT OFFICER      and Passport Research, Ltd.; Vice
                              President, Federated Investors, Inc.;
                              formerly: Executive Vice President and
                              Senior Vice President, Federated
                              Investment Counseling Institutional
                              Portfolio Management Services Division;
                              Senior Vice President, Federated
                              Investment Management Company and Passport
                              Research, Ltd.


* AN ASTERISK DENOTES A TRUSTEE WHO IS DEEMED TO BE AN INTERESTED PERSON AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

# A POUND SIGN DENOTES A MEMBER OF THE BOARD'S EXECUTIVE COMMITTEE, WHICH HANDLES THE BOARD'S RESPONSIBILITIES BETWEEN ITS MEETINGS.

     + MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE, EXECUTIVE VICE PRESIDENT AND TRUSTEE OF THE TRUST.

++ MESSRS. CUNNINGHAM, MANSFIELD AND WALSH BECAME MEMBERS OF THE BOARD OF TRUSTEES ON JANUARY 1, 1999. THEY DID NOT EARN ANY FEES FOR SERVING THE FUND COMPLEX SINCE THESE FEES ARE REPORTED AS OF THE END OF THE LAST CALENDAR YEAR.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Funds.

The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

 MAXIMUM ADMINISTRATIVE     AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED
          FEE                                          FUNDS

      0.150 of 1%                            on the first $250 million
      0.125 of 1%                             on the next $250 million
      0.100 of 1%                             on the next $250 million
      0.075 of 1%                       on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Funds for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by the Funds are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

   The independent public accountant for the Funds, Arthur Andersen LLP, plans and performs its audit so that it may provide an opinion as to whether the Funds' financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUNDS FOR SERVICES
------------------ -------------------------------- --------------------------- ---------------------------
FUND                      ADVISORY FEE PAID         BROKERAGE COMMISSIONS PAID   ADMINISTRATIVE FEE PAID
                         ADVISORY FEE WAIVED

                        SUB-ADVISORY FEE PAID

                                                    --------------------------- ---------------------------
                   -------------------------------- --------------------------- ---------------------------
                      FOR THE FISCAL YEAR ENDED     FOR THE FISCAL YEAR ENDED   FOR THE FISCAL YEAR ENDED
                            NOVEMBER 30,                   NOVEMBER 30,                NOVEMBER 30,

                   -------------------------------- --------------------------- ---------------------------
                  -----------------------------------------------------------------------------------------
                    1999       1998        1997      1999     1998      1997     1999     1998     1997
------------------
                  -----------------------------------------------------------------------------------------
INCOME PORTFOLIO  $___      $880,363    $696,806   $___     $29,143   $18,013  $___     $155,001 $154,890
                  $___      $494,803    $461,157
                  $___      $58,453     $8,724
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
CONSERVATIVE      $___      $1,704,532  $1,535,953 $___     $154,743  $235,841 $___     $171,362 $155,085
GROWTH PORTFOLIO  $___      $0          $101,972
                  $___      $313,796    $99,378
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
MODERATE GROWTH   $___      $1,876,254  $1,653,493 $___     $461,050  $423,125 $___     $188,627 $166,775
PORTFOLIO         $___      $0          $129,366
                  $___      $340,468    $243,773
-----------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO  $___      $1,048,670  $762,135   $___     $341,583  $279,734 $___     $155,001 $154,893
                  $___      $176,779    $326,658
                  $___      $149,290    $87,324
-----------------------------------------------------------------------------------------------------------

----------------------- --------------------------- --------------------------- ---------------------------
                              SELECT SHARES            INSTITUTIONAL SHARES           SELECT SHARES

                        --------------------------- --------------------------- ---------------------------
FIGURES FOR THE          12B-1 FEE      12B-FEE     SHAREHOLDER   SHAREHOLDER   SHAREHOLDER   SHAREHOLDER
FISCAL YEAR ENDED           PAID         WAIVED      SERVICING     SERVICING     SERVICING     SERVICING
NOVEMBER 30, 1999                                     FEE PAID     FEE WAIVED     FEE PAID     FEE WAIVED

----------------------- ------------- ------------- ------------- ------------- ------------- -------------
INCOME PORTFOLIO        $___          $___          $___          $___          $___          $___
----------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------- ------------- ------------- ------------- ------------- ------------- -------------
CONSERVATIVE GROWTH     $___          $___          $___          $___          $___          $___
PORTFOLIO

----------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------- ------------- ------------- ------------- ------------- ------------- -------------
MODERATE GROWTH         $___          $___          $___          $___          $___          $___
PORTFOLIO

-----------------------
----------------------- ------------- ------------- ------------- ------------- ------------- -------------
GROWTH PORTFOLIO        $___          $___          $___          $___          $___          $___
----------------------- ------------- ------------- ------------- ------------- ------------- -------------



Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

       The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds' or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD


------------------- ------------------------------------------------------- ----------------------------
FUND                             AVERAGE ANNUAL TOTAL RETURNS                         YIELDS

                           FOR THE PERIODS ENDED NOVEMBER 30, 1999          FOR THE 30-DAY PERIOD ENDED
                    -------------------------------------------------------
                    --------------------------- ---------------------------
                       INSTITUTIONAL SHARES           SELECT SHARES              NOVEMBER 30, 1999

                    --------------------------- --------------------------- ----------------------------
                    ------------- ------------- ------------- -------------
                      ONE-YEAR       SINCE        ONE-YEAR       SINCE      INSTITUTIONAL     SELECT

                                   INCEPTION                   INCEPTION       SHARES         SHARES

                                   (5/25/94)                   (5/25/94)

------------------- ------------- ------------- ------------- ------------- -------------- -------------
------------------- ------------- ------------- ------------- ------------- -------------- -------------
INCOME PORTFOLIO        __%           __%           __%           __%            __%           __%
------------------- ------------- ------------- ------------- ------------- -------------- -------------
------------------- ------------- ------------- ------------- ------------- -------------- -------------
CONSERVATIVE            __%           __%           __%           __%            __%           __%
GROWTH PORTFOLIO

------------------- ------------- ------------- ------------- ------------- -------------- -------------
------------------- ------------- ------------- ------------- ------------- -------------- -------------
MODERATE GROWTH         __%           __%           __%           __%            __%           __%
PORTFOLIO

                    ------------- ------------- ------------- ------------- -------------- -------------
------------------- ------------- ------------- ------------- ------------- -------------- -------------
GROWTH PORTFOLIO        __%           __%           __%           __%            __%           __%
------------------- ------------- ------------- ------------- ------------- -------------- -------------


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

   The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

g references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

g    charts, graphs and illustrations using a Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding,
dollar-cost averaging and systematic investment;     g discussions of economic,
financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and g information about the mutual fund industry from sources such as
the Investment Company Institute.    A Fund may compare its performance, or
performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making competitive calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, a Portfolio will quote its Lipper ranking in advertising and sales literature.

   o STANDARD & POOR'S RATINGS GROUP UTILITY INDEX is an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date and for a twelve-month period.

   O STANDARD & POOR'S RATINGS GROUP DAILY STOCK PRICE INDEX OF 500 COMMON
     STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

   o STANDARD & POOR'S RATINGS GROUP SMALL STOCK INDEX, is a broadly diversified index consisting of approximately 600 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

   o EUROPE, AUSTRALIA, AND FAR EAST (EAFE) is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.

   o RUSSELL 1000 INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

   o RUSSELL 2000 INDEX is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

   o LEHMAN BROTHERS TREASURY INTERMEDIATE BOND INDEX (U.S. DOLLARS) is an index composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities between one and 9.9 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

   o LEHMAN BROTHERS TREASURY LONG-TERM BOND INDEX (U.S. DOLLARS) is an index composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

   o J.P. MORGAN GLOBAL NON-U.S. GOVERNMENT BOND INDEX is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries:

     Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden and United Kingdom.

   o LEHMAN BROTHERS CORPORATE INTERMEDIATE BOND INDEX (U.S. DOLLARS) is a subset of the Lehman Brothers Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity less than 10 years.

   o LEHMAN BROTHERS CORPORATE B INDEX is an index composed of all bonds covered by Lehman Brothers High Yield Index rated "B" by Moody's Investors Service. Bonds have a minimum amount outstanding of $100 million and at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

   o LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association , Federal Home Loan Mortgage Corporation , and Federal National Mortgage Corporation . Graduated payment mortgages and balloons are included in theindex.

   o LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date.

   o LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

   o LEHMAN BROTHERS HIGH YIELD INDEX covers the universe of fixed rate, publicly issued, noninvestment grade debt registered with the SEC. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Generally securities must be rated Ba1 or lower by Moodys Investors Service, including defaulted issues. If no Moodys rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch Investor's Service. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

   o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated Investors, Inc. is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

   Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

   In the government sector, as of December 31, 1998, Federated managed 9 mortgage-backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

FINANCIAL INFORMATION

   The Financial Statements for the Funds for the fiscal year ended November 30, 1999 are incorporated herein by reference to the Annual Reports to Shareholders of the Funds dated November 30, 1999. [TO BE FILED BY AMENDMENT.]

INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

g       Leading market positions in well established industries.
g       High rates of return on funds employed.

g Conservative capitalization structure with moderate reliance on debt and ample asset protection. g Broad margins in earning coverage of fixed financial charges and high internal cash generation. g Well established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

   FEDERATED MANAGED INCOME PORTFOLIO

FEDERATED MANAGED CONSERVATIVE GROWTH PORTFOLIO

FEDERATED MANAGED MODERATE GROWTH PORTFOLIO

FEDERATED MANAGED GROWTH PORTFOLIO

Institutional Shares
Select Shares

   Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
   Federated Securities Corp.
Federated Investors Tower

1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

   Federated Investment Management Company
Federated Investors Tower

1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

CUSTODIAN

   State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

   Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812

PART C.      OTHER INFORMATION.

Item 23.       EXHIBITS:

(a)     (i)  Conformed copy of Declaration of Trust of the Registrant (1);
       (ii)  Conformed copy of Amendment No. 1 to Declaration of Trust (1);
      (iii)  Conformed copy of Amendment No. 2 to Declaration of Trust (2);
       (iv)  Conformed copy of Amendment No. 4 to Declaration of Trust (5);

(b)     Copy of By-Laws of the Registrant (1);
(i)     Copy of Amendment No. 2 to the By-Laws; (9)
(ii)    Copy of Amendment No. 3 to the By-Laws; (9)
(iii)   Copy of Amendment No. 4 to the By-Laws; (9)

                (c) Copy of Specimen Certificates for Shares of Beneficial Interest of the Registrant (2);
                (d)     (i)  Conformed copy of Investment Advisory Contract of
                             the Registrant (3);

                       (ii)  Conformed copy of Sub-Advisory Contract (6);

                (e)     (i)  Conformed copy of Distributor's Contract of the
                             Registrant (3);

                       (ii) The Registrant hereby incorporates the conformed
                      copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Fund Service Agreement, and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269);

                (f)   Not applicable;

                (g)     (i)  Conformed copy of Custodian Agreement of the
                             Registrant (4);
                       (ii)  Conformed copy of Custodian Fee Schedule (7);

            -----------------------
+ All exhibits have been filed electronically.

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 2, 1993 (File Nos. 33-51247 and 811-7129).

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed February 11, 1994 (File Nos. 33-51247 and 811-7129).

(3)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 on Form N-1A filed March 2, 1994 (File Nos. 33-51247 and 811-7129).

(4) Response is incorporated by reference to Registrant's Post Effective Amendment No. 1 on Form N-1A filed September 30, 1994 (File Nos. 33-51247 and 811-7129).

(5) Response is incorporated by reference to Registrant's Post Effective Amendment No. 5 on Form N-1A filed January 29, 1996 (File Nos. 33-51247 and 811-7129).

(6) Response is incorporated by reference to Registrant's Post Effective Amendment No. 6 on Form N-1A filed January 29, 1997 (File Nos. 33-51247 and 811-7129).

(7) Response is incorporated by reference to Registrant's Post Effective Amendment No. 7 on Form N-1A filed November 26, 1997 (File Nos. 33-51247 and 811-7129).

(9) Response is incorporated by reference to Registrant's Post Effective Amendment No. 9 on Form N-1A filed December 2, 1998 (File Nos. 33-51247 and 811-7129).

                (h)     (i) Conformed copy of Agreement for Fund Accounting
                            Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement (6);

                       (ii) Conformed Copy of Amended and Restated Shareholder
                            Services Agreement (7);

                      (iii) The Registrant hereby incorporates the conformed
                            copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement of Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375);

                      (iv) The responses described in Item 23(e) (ii) are hereby incorporated by reference;

               (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered (2); (j) Conformed copy of Consent of Independent Public Accountants (to be filed by amendment); (k) Not applicable; (l) Conformed copy of Initial Capital Understanding (2); (m) (i) Conformed copy of Distribution Plan (4);

                      (ii) The responses described in Item 23(e)(ii) are hereby incorporated by reference;

               (n) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996 (File Nos. 33-52149 and 811-07141);

               (o)    (i)    Conformed copy of Power of Attorney (6);

                      (ii) Conformed copy of Power of Attorney to add new Trustees, Treasurer and Chief Investment Officer of the Registrant(10); (iii) Conformed copy of Limited Power of Attorney. +

-----------------------
+ All exhibits have been filed electronically.

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed February 11, 1994 (File Nos. 33-51247 and 811-7129).

(4) Response is incorporated by reference to Registrant's Post Effective Amendment No. 1 on Form N-1A filed September 30, 1994 (File Nos. 33-51247 and 811-7129).

(6) Response is incorporated by reference to Registrant's Post Effective Amendment No. 6 on Form N-1A filed January 30, 1997 (File Nos. 33-51247 and 811-7129).

(7) Response is incorporated by reference to Registrant's Post Effective Amendment No. 7 on Form N-1A filed November 26, 1997 (File Nos. 33-51247 and 811-7129).

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 29, 1999 (File Nos. 33-51247 and 811-7129).

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

               None.

Item 25. INDEMNIFICATION: Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed February 11, 1994 (File Nos. 33-51247 and 811-7129).

Item 26.  Business and Other Connections of Investment Adviser:

           For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

           The remaining Officers of the investment adviser are:

           Executive Vice Presidents:                 William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

           Senior Vice Presidents:                    Joseph M. Balestrino
                                                      David A. Briggs
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Mark E. Durbiano
                                                      Jeffrey A. Kozemchak
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski

           Vice Presidents:                           Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      G. Andrew Bonnewell
                                                      Micheal W. Casey
                                                      Robert E. Cauley
                                                      Alexandre de Bethmann
B.      Anthony Delserone, Jr.

                                                      Michael P. Donnelly
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      James E. Grefenstette
                                                      Marc Halperin
                                                      Patricia L. Heagy
                                                      Susan R. Hill
                                                      William R. Jamison
                                                      Constantine J. Kartsonas
                                                      Robert M. Kowit
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      William M. Painter
                                                      Jeffrey A. Petro
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Michael W. Sirianni, Jr.
                                                      Christopher Smith
                                                      Edward J. Tiedge
                                                      Leonardo A. Vila
                                                      Paige M. Wilhelm
                                                      George B. Wright

           Assistant Vice Presidents:                 Arminda Aviles
                                                      Nancy J. Belz
                                                      Lee R. Cunningham, II
                                                      James H. Davis, II
                                                      Jacqueline A. Drastal
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      Gary E. Farwell
                                                      Eamonn G. Folan
                                                      John T. Gentry
                                                      John W. Harris
                                                      Nathan H. Kehm
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Christopher Matyszewski
                                                      Natalie F. Metz
                                                      Thomas Mitchell
                                                      Joseph M. Natoli
                                                      Trent Neville
                                                      Ihab Salib
                                                      Roberto Sanchez-Dahl, Sr.
                                                      James W. Schaub
                                                      John Sheehy
                                                      John Sidawi
                                                      Matthew K. Stapen
                                                      Diane Tolby
                                                      Timothy G. Trebilcock
                                                      Steven J. Wagner
                                                      Lori A. Wolff

           Secretary:                                 G. Andrew Bonnewell

           Treasurer:                                 Thomas R. Donahue

           Assistant Secretaries:                     C. Grant Anderson
                                                      Karen M. Brownlee
                                                      Leslie K. Ross

           Assistant Treasurer:                       Dennis McAuley, III

           The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

ITEM 27.       PRINCIPAL UNDERWRITERS:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT


Richard B. Fisher                   Chairman, Chief Executive             Vice President
Federated Investors Tower           Officer, Chief Operating
1001 Liberty Avenue                 Officer
Pittsburgh, PA 15222-3779           Federated Securities Corp.

Arthur L. Cherry                    Director                                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales                --
Federated Investors Tower           and Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary                --
Federated Investors Tower           and Treasurer
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer and                  --
Federated Investors Tower           Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch                   Senior Vice President,
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue

Pittsburgh, PA  15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                        Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Robert J. Deuberry                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey                    Vice President,
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Christopher A. Layton               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                      Vice President,
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Timothy S. Johnson                  Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis McAuley                      Assistant Treasurer,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



               (c)  Not applicable.

Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

               Registrant                          Federated Investors Tower
                                                   1001 Liberty Avenue
                                                   Pittsburgh, PA  15222-3779

     (Notices should be sent to the Agent for Service at above address)

                                                   Federated Investors Funds
                                                   5800 Corporate Drive
                                                   Pittsburgh, PA  15237-7000

               Federated Shareholder               P.O. Box 8600
               Services Company                    Boston, MA 02266-8600
               ("Transfer Agent and

               Dividend Disbursing Agent")

               Federated Services Company          Federated Investors Tower
               ("Administrator")                   1001 Liberty Avenue

                                                   Pittsburgh, PA  15222-3779

               Federated Investment                Federated Investors Tower
               Management Company                  1001 Liberty Avenue
               ("Adviser")                         Pittsburgh, PA  15222-3779

               State Street Bank and               Pittsburgh, PA  15222-3779
               Trust Company                       P.O. Box 8600
               ("Custodian")                       Boston, MA 02266-8600

Item 29.       MANAGEMENT SERVICES:  Not applicable.

Item 30.       UNDERTAKINGS:

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MANAGED ALLOCATION PORTFOLIOS (formerly, Managed Series Trust), has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of November, 1999.

                     FEDERATED MANAGED ALLOCATION PORTFOLIOS

                        (formerly, Managed Series Trust)

                      BY: /s/ C. Grant Anderson
                      C. Grant Anderson, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      November 29, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                  DATE

By:  /s/ C. Grant Anderson
     C. Grant Anderson                   Attorney In Fact     November 29, 1999
     ASSISTANT SECRETARY                 For the Persons

                                         Listed Below

     NAME                                   TITLE

John F. Donahue*                         Chairman and Trustee
                                         (Chief Executive Officer)

J. Thomas Madden*                        Chief Investment Officer

Glen R. Johnson*                         President and Trustee

Richard J. Thomas*                       Treasurer
                                         (Principal Financial and
                                         Accounting Officer)

Thomas G. Bigley *                       Trustee

John T. Conroy, Jr.*                     Trustee

William J. Copeland*                     Trustee

John F. Cunningham*                      Trustee

Lawrence D. Ellis, M.D.*                 Trustee

Peter E. Madden*                         Trustee

Charles F. Mansfield, Jr.*               Trustee

John E. Murray, Jr., J.D.,S.J.D.*        Trustee

Marjorie P. Smuts*                       Trustee

John S. Walsh*                           Trustee

* By Power of Attorney